As filed with the Securities and Exchange              Registration No. 33-75998
Commission on April 16, 1999                           Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
         [X] on May 3, 1999 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.               PART A (PROSPECTUS)                           LOCATION - PROSPECTUS
   1      Cover Page...................................   Cover Page

   2      Definitions..................................   Not Applicable

   3      Synopsis.....................................   Contract Overview; Fee Table

   4      Condensed Financial Information..............   Condensed Financial Information; Appendix
                                                          III - Condensed Financial Information

   5      General Description of Registrant,
          Depositor, and Portfolio Companies...........   Other Topics - The Company; Variable
                                                          Annuity Account B; Appendix II -
                                                          Description of Underlying Funds

   6      Deductions...................................   Fees

   7      General Description of Variable Annuity
          Contracts....................................   Contract Overview; Other Topics

   8      Annuity Period...............................   The Income Phase

   9      Death Benefit................................   Death Benefit

   10     Purchases and Contract Value.................   Purchase and Rights; Your Account Value

   11     Redemptions..................................   Right to Cancel

   12     Taxes........................................   Taxation

   13     Legal Proceedings............................   Other Topics - Legal Matters and
                                                          Proceedings

   14     Table of Contents of the Statement of
          Additional Information.......................   Contents of the Statement of Additional
                                                          Information

FORM N-4       PART B (STATEMENT OF ADDITIONAL INFORMATION)           LOCATION - STATEMENT OF ADDITIONAL
ITEM NO.                                                                          INFORMATION
   15     Cover Page...................................   Cover page

   16     Table of Contents............................   Table of Contents

   17     General Information and History..............   General Information and History

   18     Services.....................................   General Information and History;
                                                          Independent Auditors

   19     Purchase of Securities Being Offered.........   Offering and Purchase of Contracts

   20     Underwriters.................................   Offering and Purchase of Contracts

   21     Calculation of Performance Data..............   Performance Data; Average Annual Total
                                                          Return Quotations

   22     Annuity Payments.............................   Income Phase Payments

   23     Financial Statements.........................   Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B

                   Aetna Life Insurance and Annuity Company

                         Supplement Dated May __, 1999
           to May 3, 1999 Prospectus or Contract Prospectus Summary

GENERAL DESCRIPTION OF GET E

Series E of the Aetna GET Fund (GET E) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET E. Aeltus Investment Management, Inc. is the investment adviser to GET E.

We will offer GET E shares only during its offering period, which is scheduled to run from June 15, 1999 through the close of business on September 14, 1999. GET E may not be available under your contract, your plan or in your state. Please read the GET E prospectus for a more complete description of GET E, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET E

GET E seeks to achieve maximum total return, without compromising a targeted minimum rate of return, by participating in favorable equity market performance during its guarantee period. GET E's guarantee period runs from September 15, 1999 through September 14, 2004. During the offering period, all GET E assets will be invested in money market instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET E will end on September 14, 2004, which is GET E's maturity date. The Company guarantees that the value of an accumulation unit of the GET E subaccount under the contract on the maturity date (as valued after the close of business on September 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET E subaccount to make up the difference.

If you withdraw or transfer funds from GET E before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET E. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET E amounts. If you do not make a choice, on the maturity date we will transfer your GET E amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund Series is available, we will transfer 50% of your GET E account value to Aetna Growth and Income VP and the remaining 50% to Aetna Bond VP. We will make these transfers as of the unit value next determined after the transfer.

INCOME PHASE

GET E is not available during the Income Phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET E account value to another available investment option before you may elect an annuity option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

                       SUBJECT TO COMPLETION OR AMENDMENT

Information contained herein is subject to completion or amendment. A registered statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus supplement shall not constitute an offer to sell or the solicitation of any offer to buy nor shall there be any sale of these securities in any state in which such offer solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET E and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET E amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the fee table contained in the prospectus or contract prospectus summary:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus or contract prospectus summary, we will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET E investment option:

  GET E Guarantee Charge (deducted daily during the Guarantee Period) ... 0.50%

Maximum Total Separate Account Expenses ................................. 2.00%(1)

(1) The Total Separate Account Expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.

Aetna GET Fund Series E Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series E            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET E prospectus.

Hypothetical Examples of Account Fees (EXAMPLE)--Aetna GET Fund Series E

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET E investment option under the contract (until GET E's maturity date) and a 5% return on assets.(5)

                Example A                                  Example B

If you withdraw your entire account        If you leave your entire account value
value at the end of the periods shown,     invested or if you select an Income
you would pay the following expenses,      Phase option at the end of the periods
including any applicable Early             shown, you would pay the following
Withdrawal Charge assessed:                expenses (no Early Withdrawal Charge is
                                           assessed):

 1 Year     3 Years     5 Years             1 Year     3 Years     5 Years
--------   ---------   --------            --------   ---------   --------
$79           $140       $204              $28           $87        $148

-----------------------

(2) The Investment Advisory Fee will be 0.25% during the Offering Period. An annual management fee of 0.60% will apply during the Guarantee Period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET E and any additional direct fund expenses.

(4) The Adviser is contractually obligated through GET E's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the Fund's other expenses in order to ensure that the Fund's Total Fund Annual Expenses do not exceed 0.75% of the Fund's average daily net assets. It is not expected that the Fund's actual expenses without this waiver or reimbursement will exceed this amount.

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.25%, an annual GET E guarantee charge of 0.50%, an annual maintenance fee that has been converted to a percentage of assets equal to 0.050%, and all charges and expenses of the GET E Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and
     5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.)

RH.GETESPON-99                                                   May 1999

                           Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio Fidelity Variable Insurance Products Fund II (VIP II) Contrafund Portfolio Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

The Contract. The contracts described in this prospectus are individual non-qualified deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company, we, us). They are intended to provide retirement benefits to individuals who either are not participating in a formal retirement plan or are participating in a formal retirement plan but want to supplement their benefits.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and investment options your should know before purchasing. Read this prospectus carefully. If you purchase a contract, retain this prospectus for future reference.

Table of Contents . . . page 3

Contract Design. The contracts described in this prospectus are designed to:

>Help you save for retirement while receiving beneficial tax treatment

>Offer a variety of investment options to help meet long-term financial goals

>Provide a death benefit to a beneficiary

>Provide future income payments for life or for a specified period

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain a SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Security and Exchange Commission (SEC) web site, http://www.sec.gov and may be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 35 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account, you instruct us to direct your account dollars to any of the available investment options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying mutual fund. You do not invest directly in or hold shares of the funds.

--------------------------------------------------------------------------------

Risks associated with investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Option" section in this prospectus and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Option.

>Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Account in Appendix I of this prospectus.

These contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount invested.

                          TABLE OF CONTENTS

 Contract Overview .........................................  4
 Contract Design
 Contract Facts
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Contract Phases: Accumulation Phase, Income Phase

Fee Table ..................................................  6
Condensed Financial Information ............................ 10
Investment Options ......................................... 10
Transfers .................................................. 11
Purchase and Rights ........................................ 12
Right to Cancel ............................................ 13
Fees ....................................................... 14
Your Account Value ......................................... 16
Withdrawals ................................................ 19
Systematic Distribution Options ............................ 20
Death Benefit .............................................. 21
The Income Phase ........................................... 23
Taxation ................................................... 27
Other Topics ............................................... 30

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment
Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract
Modification -- Transfer of Ownership; Assignment -- Legal Matters and
Proceedings -- Year 2000 Readiness

Contents of the Statement of Additional Information ......... 33
Appendix I -- Fixed Account ................................. 36
Appendix II -- Description of Underlying Funds .............. 37
Appendix III -- Condensed Financial Information ............. 49

[Begin Sidebar]

Questions: Contacting the Company. To answer your questions, contact your local representative or write of call our Home Office:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-525-4225

Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

[End Sidebar]

Contract Overview

--------------------------------------------------------------------------------
The following summarizes contract information. Read each section of this prospectus for additional information.

--------------------------------------------------------------------------------
                                Contract Design

The contracts described in this prospectus are individual variable annuity contracts. They are intended as a retirement savings vehicle that defers taxes on investment earnings and offers a variety of investment options to help meet long-term financial goals.

--------------------------------------------------------------------------------
                                 Contract Facts

Free Look/Right to Cancel: You may cancel your contract within 10 days of receipt. See "Right to Cancel."

Death Benefit: Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals."

Systematic Distribution Options: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

Taxation: The contracts are designed to help defer taxes on investment gains until retirement. Tax on investment gains will generally be due when you receive income payments or a distribution from the contract. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                              Contract Phases

I. The Accumulation Phase (accumulating dollars)


                        -------------
                         Payments to
                         Your Account
                        -------------

                            Step 1

        ---------------------------------------------

          Aetna Life Insurance and Annuity Company

        ---------------------------------------------

       a.                 Step 2                      b.
  -----------       ----------------------------------------------

    Fixed                          Variable Annuity
   Interest                            Account B
    Option

                             Variable Investment Options




                                   The Subaccounts
  -----------       ----------------------------------------------

                          A             B                Etc.

                    ----------------------------------------------

                            Step    3

                    ----------------------------------------------

                       Fund A            Fund B

                    --------------------------------

STEP 1: You provide Aetna Life Insurance and Annuity Company with your completed application and initial payment. We set up an account for you.

STEP 2: You direct us to invest your account dollars in any of the:
(a) Fixed Interest Option
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase When you want to begin receiving income payments from the contract, you may select from the options available. The contract offers several payment options (see "The Income Phase.") In general, you may:

>Receive payments for a specified period of time or for life

>Receive payments monthly, quarterly, semi-annually or annually

>Select an option that provides a death benefit to beneficiaries

>Select fixed payments or payments that vary based on the performance of the variable investment options you select.

[Begin Sidebar]

In This Section:

>Maximum Transaction Fees

>Maximum Fees Deducted from Investments in the Separate Account

>Fees Deducted by the Funds

>Hypothetical Examples

Also See "Fees" for:

>How, When and Why Fees are Deducted

>Reduction, Waiver and/or Elimination of Certain Fees

>Premium and Other Taxes

See "The Income Phase" for:

>Fees During the Income Phase

[End Sidebar]

Fee Table
--------------------------------------------------------------------------------
The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income payments under the contract. The fees shown below do not reflect any premium tax that may apply.

Maximum Transaction Fees
Early Withdrawal Charge. This charge is a percentage of the amount withdrawn.1

  Schedule A -- Installment Purchase Payment Contracts
--------------------------------------------------------
 Completed Payment Periods      Early Withdrawal Charge
-----------------------------   ------------------------
 Less than 5                               5%
 5 or more but less than 7                 4%
 7 or more but less than 9                 3%
 9 or more but less than 10                2%
 10 or more                                0%

   Schedule B -- Single Purchase Payment Contracts2
-------------------------------------------------------
 Completed Contract Years      Early Withdrawal Charge
----------------------------   ------------------------
 Less than 5                              5%
 5 or more but less than 6                4%
 6 or more but less than 7                3%
 7 or more but less than 8                2%
 8 or more but less than 9                1%
 9 or more                                0%

Annual Maintenance Fee................................................$20.00(3)

Maximum Fees Deducted from Investments in the Separate Account
(Daily deductions equal to the given percentage on an annual basis.)

Mortality and Expense Risk Charge......................................1.25%

Administrative Expense Charge..........................................0.00%(4)
                                                                      -----

Total Separate Account Expenses........................................1.25%
                                                                      =====

1 The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to a contract.

2 Schedule B also may apply to certain older contracts that accept more than one purchase payment. Check your contract to determine which early withdrawal charge schedule applies to you.

3 The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals. See "Fees--Annual Maintenance Fee."

4 We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See
   "Fees--Administrative Expense Charge."

Fees Deducted by the Funds

Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

How fees are deducted. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.

                              Fund Expense Table

                                                                                        Total Fund                  Net Fund
                                                                                          Annual                     Annual
                                                                                         Expenses                   Expenses
                                                                Investment                Without       Total        After
                                                                 Advisory      Other    Waivers or   Waivers and   Waivers or
                           Fund Name                              Fees(1)    Expenses   Reductions    Reductions   Reductions
-------------------------------------------------------------- ------------ ---------- ------------ ------------- -----------
Aetna Ascent VP(2)(3)                                             0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Balanced VP, Inc.(3)                                        0.50%       0.09%       0.59%            --         0.59%
Aetna Bond VP(3)                                                  0.40%       0.10%       0.50%            --         0.50%
Aetna Crossroads VP(2)(3)                                         0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Growth and Income VP(3)                                     0.50%       0.08%       0.58%            --         0.58%
Aetna Legacy VP(2)(3)                                             0.60%       0.16%       0.76%          0.00%        0.76%
Aetna Money Market VP(3)                                          0.25%       0.09%       0.34%            --         0.34%
Fidelity VIP Equity-Income Portfolio(4)                           0.49%       0.09%       0.58%          0.01%        0.57%
Fidelity VIP Growth Portfolio(4)                                  0.59%       0.09%       0.68%          0.02%        0.66%
Fidelity VIP Overseas Portfolio(4)                                0.74%       0.17%       0.91%          0.02%        0.89%
Fidelity VIP II Contrafund Portfolio(4)                           0.59%       0.11%       0.70%          0.04%        0.66%
Janus Aspen Aggressive Growth Portfolio(5)                        0.72%       0.03%       0.75%          0.00%        0.75%
Janus Aspen Balanced Portfolio(5)                                 0.72%       0.02%       0.74%          0.00%        0.74%
Janus Aspen Flexible Income Portfolio(5)                          0.65%       0.08%       0.73%          0.00%        0.73%
Janus Aspen Growth Portfolio(5)                                   0.72%       0.03%       0.75%          0.07%        0.68%
Janus Aspen Worldwide Growth Portfolio(5)                         0.67%       0.07%       0.74%          0.02%        0.72%
Portfolio Partners MFS Emerging Equities Portfolio(6)             0.68%       0.13%       0.81%          0.00%        0.83%
Portfolio Partners MFS Research Growth Portfolio(6)               0.70%       0.15%       0.85%            --         0.85%
Portfolio Partners MFS Value Equity Portfolio(6)                  0.65%       0.25%       0.90%            --         0.90%
Portfolio Partners Scudder International Growth Portfolio(6)      0.80%       0.20%       1.00%            --         1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(6)       0.60%       0.15%       0.75%            --         0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.

(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net Fund Annual Expenses After Waivers or Reductions.

(3) Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.

(5) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue the other waivers and fee reduction until at least the next annual renewal of the advisory agreement.

(6) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Examples

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually and the maximum annual maintenance fee of $20 (converted to a percentage of assets equal to 0.013%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical
> They should not be considered a
  representation of past or future expenses or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples

                                                                           EXAMPLE A
                                                            ---------------------------------------
                                                              If you withdraw your entire account
                                                            value at the end of the periods shown,
                                                               you would pay the following fees,
                                                                including any applicable early
                                                                 withdrawal charge assessed:*
                                                            1 Year   3 Years   5 Years   10 Years
                                                            -------- --------- --------- ----------
Aetna Ascent VP                                                $65      $108      $153      $234
Aetna Balanced VP, Inc.                                        $64      $103      $144      $217
Aetna Bond VP                                                  $63      $100      $140      $208
Aetna Crossroads VP                                            $65      $108      $153      $234
Aetna Growth and Income VP                                     $64      $102      $144      $216
Aetna Legacy VP                                                $65      $108      $153      $235
Aetna Money Market VP                                          $61      $ 95      $131      $190
Fidelity VIP Equity-Income Portfolio                           $64      $102      $144      $216
Fidelity VIP Growth Portfolio                                  $65      $106      $149      $227
Fidelity VIP Overseas Portfolio                                $67      $113      $161      $251
Fidelity VIP II Contrafund Portfolio                           $65      $106      $150      $229
Janus Aspen Aggressive Growth Portfolio                        $65      $108      $153      $234
Janus Aspen Balanced Portfolio                                 $65      $107      $152      $233
Janus Aspen Flexible Income Portfolio                          $65      $107      $152      $232
Janus Aspen Growth Portfolio                                   $65      $108      $153      $234
Janus Aspen Worldwide Growth Portfolio                         $65      $107      $152      $233
Portfolio Partners MFS Emerging Equities Portfolio             $66      $110      $156      $240
Portfolio Partners MFS Research Growth Portfolio               $66      $111      $158      $244
Portfolio Partners MFS Value Equity Portfolio                  $67      $112      $160      $250
Portfolio Partners Scudder International Growth Portfolio      $68      $115      $165      $260
Portfolio Partners T. Rowe Price Growth Equity Portfolio       $65      $108      $153      $234

                                                                          EXAMPLE B
                                                            --------------------------------------
                                                               If you leave your entire account
                                                              value invested or if you select an
                                                              income phase payment option at the
                                                             end of the periods shown, you would
                                                               pay the following fees (no early
                                                              withdrawal charge is reflected):**
                                                            1 Year   3 Years   5 Years   10 Years
                                                            -------- --------- --------- ---------
Aetna Ascent VP                                                $20      $63       $108      $234
Aetna Balanced VP, Inc.                                        $19      $58       $100      $217
Aetna Bond VP                                                  $18      $56       $ 96      $208
Aetna Crossroads VP                                            $20      $63       $108      $234
Aetna Growth and Income VP                                     $19      $58       $100      $216
Aetna Legacy VP                                                $21      $63       $109      $235
Aetna Money Market VP                                          $16      $51       $ 87      $190
Fidelity VIP Equity-Income Portfolio                           $19      $58       $100      $216
Fidelity VIP Growth Portfolio                                  $20      $61       $105      $227
Fidelity VIP Overseas Portfolio                                $22      $68       $117      $251
Fidelity VIP II Contrafund Portfolio                           $20      $62       $106      $229
Janus Aspen Aggressive Growth Portfolio                        $20      $63       $108      $234
Janus Aspen Balanced Portfolio                                 $20      $63       $108      $233
Janus Aspen Flexible Income Portfolio                          $20      $63       $107      $232
Janus Aspen Growth Portfolio                                   $20      $63       $108      $234
Janus Aspen Worldwide Growth Portfolio                         $20      $63       $108      $233
Portfolio Partners MFS Emerging Equities Portfolio             $21      $65       $112      $240
Portfolio Partners MFS Research Growth Portfolio               $21      $66       $114      $244
Portfolio Partners MFS Value Equity Portfolio                  $22      $68       $116      $250
Portfolio Partners Scudder International Growth Portfolio      $23      $71       $121      $260
Portfolio Partners T. Rowe Price Growth Equity Portfolio       $20      $63       $108      $234

-----------------
 * This example reflects deductions of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. Under that schedule, if only one $1,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3, and 5, and the 5% charge would apply. At the end of year 10 (regardless of the number of purchase payment periods completed) the early withdrawal charge is waived and no early withdrawal charge would apply.
** Example B will not apply during the income phase if you elect to receive payments under a nonlifetime variable payment option and subsequently request a lump sum withdrawal within 3 years after the payments start. In this circumstance, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year end unit values of each subaccount over the past 10 years. For subaccounts that were not available 10 years ago, we give history from the date of first availability.

Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and a fixed interest option.

Variable Interest Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account). Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix II. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview", or by contacting the SEC at its website, or by contacting the SEC Public Reference Room.

Fixed Interest Option. The Fixed Account offers fixed rates of return. For a description of the Fixed Account, see Appendix I.

Selecting Investment Options

o Choose options appropriate for you. Your Company representative can help you evaluate which investment options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some funds are considered riskier than others. Those funds with greater risks are expected to have values rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read this prospectus, the fund prospectuses and Fixed Account appendix (Appendix I).

Limits on Availability of Options. Some funds and the fixed interest option may not be available through certain contracts or in some states. We may add, withdraw or substitute funds, subject to conditions in the contract and compliance with regulatory requirements.

Limits on the Number Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount you select and the Fixed Account counts as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

Limits Imposed by the Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

>Shared--bought by more than one company

>Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the separate account subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.

Transfers
--------------------------------------------------------------------------------
During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Fixed Account may be restricted as outlined in Appendix I, and the total number of investment options that you may select during the accumulation period is limited (see "Investment Options -- Limits on the Number of Investment Options You May Select"). The minimum transfer amount is $500. You may establish automated transfers of account value. (See "Dollar Cost Averaging.") Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See
"The Income Phase."

Transfer Requests. Requests may be made in writing or by telephone.

Limits on Frequency of Transfers. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, individuals who use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

Charges for Transfers.  We currently do not charge for transfers.

Value of Your Transferred Dollars. The value of amounts transferred will be based upon the subaccount unit values next determined after we receive your transfer request in good order at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring the use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from one of your investment options to one or more of the subaccounts. Transfers from the Fixed Account under the dollar cost averaging program may be restricted. See Appendix I. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. We do not charge for this service. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview -- Questions: Contacting the Company".

Purchase and Rights
--------------------------------------------------------------------------------

Contracts Available for Purchase

The contracts offered in connection with this prospectus are individual non-qualified deferred variable annuity contracts. They are designed to provide retirement benefits to individuals who either are not participating in formal retirement plans, or are participating in formal retirement plans but wish to personally supplement their benefits. The contracts may receive favorable tax treatment under federal income tax law.

Multiple Contracts

This contract may be combined with other annuity contracts purchased by you from us or our affiliates on or after October 21, 1988, for purposes of determining the taxable portion of payments from this contract. (See "Taxation.")

How to Purchase

>Complete the application and submit it along with your purchase payment to the Company.

>Two types of contracts are available.
 o Installment Purchase Payment contracts. Under these contracts, you make continuing periodic payments.
 o Single Purchase Payment contracts. Under these contracts you make a single payment to the contract or a lump sum transfer of amounts accumulated under a pre-existing annuity or retirement arrangement.

Payment Amounts

>The minimum payment for a single purchase payment contract is $5,000.

>Installment purchase payments must be at least $100 per month ($1,200 annually) and may not be less than $25 per payment.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying payment(s) for five business days. Payments may be held for longer periods only with your consent, pending acceptance of the application. If the application is rejected, the application and any payments will be returned to you.

Allocation of Your Payments to the Investment Options. We will allocate your payments among the investment options you select. Allocations must be in whole percentages and there may be a limit on the number of investment options you may select. When selecting investment options review the "Investment Options" section and the prospectus of any fund you are considering.

Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. You may cancel the contract within ten days of receipt (or as otherwise allowed by state law) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Your refund will equal the dollars you contributed to the contract plus any earnings or minus any losses attributable to those amounts allocated to the subaccounts, unless otherwise required by law.

[Begin Sidebar]

Types of Fees

There are four types of fees or deductions which may affect your account:

>Transaction Fees
 o Early Withdrawal Charge
 o Annual Maintenance Fee

>Fees Deducted from Investments in the Separate Account
 o Mortality and Expense
   Risk Charge
 o Administrative Expense
   Charge

>Fees Deducted by the Funds
 o Investment Advisory Fees
 o Other Expenses

>Premium and Other Taxes

Terms to Understand

>"Payment Period" (for installment purchase payment contracts)--The period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. The number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

>"Contract Year" (for single purchase payment contracts) --A 12 month period measured from the date we establish your account, or measured from any anniversary of that date.

[End Sidebar]

Fees
--------------------------------------------------------------------------------
The following repeats and adds to information provided under "Fee Table."
Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8.5% of your total payments to the contract.

Purpose. This charge reimburses us for some of the sales and administrative expenses associated with your contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described below.

Early Withdrawal Charge Schedules

  Schedule A-- Installment Purchase Payment Contracts
--------------------------------------------------------
 Completed Payment Periods      Early Withdrawal Charge
-----------------------------   ------------------------
 Less than 5                               5%
 5 or more but less than 7                 4%
 7 or more but less than 9                 3%
 9 or more but less than 10                2%
 10 or more                                0%

    Schedule B--Single Purchase Payment Contracts*
-------------------------------------------------------
 Completed Contract Years      Early Withdrawal Charge
----------------------------   ------------------------
 Less than 5                              5%
 5 or more but less than 6                4%
 6 or more but less than 7                3%
 7 or more but less than 8                2%
 8 or more but less than 9                1%
 9 or more                                0%

* Schedule B also may apply to certain older contracts that accept more than one purchase payment. Check your contract to determine which early withdrawal charge schedule applies to you.

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

>Used to provide payments during the income phase

>Paid because of your death

>Withdrawn under a systematic distribution option (See "Systematic Distribution
 Options")

>Withdrawn on or after the tenth anniversary of the effective date of an installment purchase payment contract

>Paid when your account value is $2,500 or less and no withdrawal has been taken from the account within the prior 12 months

>Withdrawn in part or in full from an installment purchase payment contract provided you are at least 591/2 and nine purchase payment periods have been completed

>Withdrawn in an amount of ten percent or less of your account value. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals or withdrawals under a systematic distribution option. The ten percent amount will be calculated using your account value as of the next valuation after your withdrawal request is received in good order at our Home Office. This also does not apply for contracts issued in the state of Washington.

Annual Maintenance Fee

Maximum Amount. $20.00 for installment purchase payment contracts. $0.00 for single purchase payment contracts.

When/How. Each year during the accumulation phase, we deduct this fee on your contract anniversary. It is also deducted upon a full withdrawal, to the extent permitted under state law. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have interest.

Purpose. This fee reimburses our administrative expenses related to establishing and maintaining your contract.

Fees Deducted From Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts.

When/How. This fee is deducted daily from the subaccounts.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

>The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contract

>The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Expense Charge

Maximum Amount. $0.00. We currently do not impose this fee. We reserve the right, however, on 30 days' notice, if allowed by your contract, to charge up to .25% annually of your daily net assets invested in the subaccounts.

When/How. If imposed, we will deduct this fee daily from the subaccounts. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee compensates us for administrative expenses that exceed the revenues from the maintenance fee described above. The fee is set at a level so as not to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Fees Deducted by the Funds

Maximum Amount. Each fund determines its own investment advisory fee and other expenses. For a list of fund fees see "Fee Table -- Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

When/How. Fund fees are not deducted from your account. Instead, fund investment advisory fees and other expenses are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

Purpose. These amounts help to pay the fund's investment adviser and operating expenses.

Premium and Other Taxes

Amount: Several states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from your payments to the contract at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect this added expense in our annuity purchase rates for residents of such municipalities. In addition, we reserve the right to assess a charge for any federal taxes due against the separate account, See "Taxation."

Your Account Value
--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:
>The current dollar value of amounts invested in the subaccounts, plus

>Account dollars directed to the Fixed Account, including interest to date

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund's shares. The value of your interest in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>The net assets of the fund held by the subaccount as of the current valuation;
 minus

>The net assets of the fund held by the subaccount at the preceding valuation;
 plus or minus

>Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>The total value of the subaccount's units at the preceding valuation; minus

>A daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

                         -----------------------------
                              $5,000 contribution
                         -----------------------------

                                   Step 1

              ------------------------------------------------------

                    Aetna Life Insurance and Annuity Company

              ------------------------------------------------------

                                   Step 2

                  ------------------------------------------------

                         Variable Annuity Account B

                  ------------------------------------------------

                   Subaccount A         Subaccount B         Etc.
                   300                  80
                   accumulation         accumulation
                   units                units





                  ------------------------------------------------


                                   Step 3


                       --------------   --------------

                           Fund A          Fund B

                       --------------   --------------

Step 1: An investor contributes $5000.

Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to vary on a daily basis.

Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the payment or transfer request in good order. The value of subaccounts may vary day to day.

[Begin Sidebar]

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

>Tax Penalty (see "Taxation")

>Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[End Sidebar]

Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal.

>Select the withdrawal amount

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value minus any applicable early withdrawal charge and/or annual maintenance fee.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge.

>Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.

>Properly complete a disbursement form and send it to our Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based upon your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date you specify on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the withdrawal. We must receive the reinvested amounts within 60 days of the withdrawal. We will credit your account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. The reinvestment privilege may be used only once. Seek competent advice regarding the tax consequences associated with reinvestment.

[Begin Sidebar]

Features of a Systematic Distribution Option (SDO)

An SDO allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[End Sidebar]

Systematic Distribution Options
--------------------------------------------------------------------------------
The following Systematic Distribution Options (SDO's) are currently available:
>SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

>Other SDOs We may add additional SDOs from time to time. You may obtain additional information relating to any of the SDOs from your local representative or by calling us at the number listed in "Contract Overview--
 Questions: Contacting the Company."

Eligibility for an SDO. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in "Contract Overview--
Question: Contacting the Company."

SDO Availability. If allowed by applicable law, we reserve the right to discontinue the availability of one or all of the SDOs for new elections at any time, and/or to change the terms of future elections.

Terminating an SDO. You may revoke an SDO at any time by submitting a written request to our Home Office. Once you revoke an option, you may not elect it again, nor may you elect any other SDO that may be available, unless you are allowed under the Internal Revenue Code of 1986, as amended (Tax Code).

Charges and Taxation. When you elect a SDO, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a SDO may have tax consequences. If you are concerned about tax implications consult a tax advisor before electing an option.

[Begin Sidebar]

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase".

[End Sidebar]

Death Benefit
--------------------------------------------------------------------------------
During the Accumulation Phase

Who Receives the Death Benefit? If you would like certain individuals or entities to receive a death benefit when it becomes payable, you may name them as your beneficiaries.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when you, the contract holder, die. Prior to the election of a payment method by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary will have the right to allocate or transfer amounts among available investment options. (Limitations may apply to transfers from the Fixed Account -- see Appendix I)

The Value of the Death Benefit. The death benefit will equal your account value as of the next time we value your account after the date on which we receive proof of death acceptable to us. Interest, if any, will be paid from the date of death at a rate no less than required by law.

Death Benefit--Methods of Payment

(For payment options during the income phase, see "The Income Phase.")

If you die during the accumulation phase of your contract, the following payment options are available to your beneficiary, if allowed by the Tax Code:

>Lump sum payment; or

>Payment in accordance with any of the available income phase payment plans
 (See "The Income Phase--Payment Plans")

The following options are also available, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>Leave the account value invested in the contract; or

>Leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. Your beneficiary can withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment plans (See "The Income Phase--Payment Plans").

Steps Required for Death Benefits to be Paid to Your Beneficiary:

1. You must have designated a beneficiary(ies) for your contract. You may do this on your application, by contacting your local representative or by calling the Company at the number listed in the "Contract Overview --
   Questions: Contacting the Company."

2. Your beneficiary or someone on their behalf must provide us with proof of your death acceptable to us; and

3. Your beneficiary must elect one of the payment options available under the Contract.

We will not pay any death proceeds until the beneficiary elects a method of payment.

We will mail payment to the beneficiary within seven days after we receive proof of death and an election of the method of payment acceptable to us.

Tax Penalties on Death Benefits

The Tax Code imposes time constraints on distribution of the death benefit. Your beneficiary(ies) may be subject to tax penalties if they do not begin receiving death benefit payments within time limitations imposed by the Tax Code. Regardless of the method of payment death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation."

[Begin Sidebar]

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

[End Sidebar]

The Income Phase
--------------------------------------------------------------------------------
During the income phase you stop contributing dollars to the account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days before the date you want to start receiving payments, you must notify us in writing of all of the following:

>Start date

>Payment option (see the payment options table in this section)

>Payment frequency (i.e. monthly, quarterly, semi-annually or annually)

>Choice of fixed or variable payments or a combination of fix and variable payments.

>Selection of an assumed net investment rate (only if variable payments are elected)

The account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include your age, gender, account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payments do not vary over time.

Variable payments. Amounts funding your variable income payments will be invested in subaccount(s) you select. Currently, Aetna Balanced VP, Inc., Aetna Bond VP and Aetna Growth and Income VP are the only subaccounts available during the income phase. For variable payments, you must also select an assumed net investment rate.

You may also elect to have a portion of your payments be fixed (invested in the general account), and a portion variable (invested in available subaccounts). Once income phase payments begin, you may not make transfers among investment options.

Assumed Net Investment Rate. For variable payments, an assumed net investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contracting Overview--Questions: Contacting the Company".

Minimum Payment Amounts. The payment option you select must provide:

>A first payment of at least $20, or

>Total yearly payments of at least $100

If your account value is insufficient to provide these minimum payments, you will receive a single lump sum payment.

Restrictions on Start Dates and the Duration of Payments. When payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for payment at our Home Office. If the continuing payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the option specifically allows that right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments we made after the date of death.

Partial Entry into the Income Phase. You may elect a payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; consult a tax advisor before electing this option. The same or a different payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting a payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

Payment Options

The following table lists the payment options and accompanying death benefits available during the income phase. We may offer additional payment options under the contract from time to time.

Once income phase payments begin, you may not change the payment option selected.

Terms to understand:

Annuitant: The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary: The person(s) or entity(ies) entitled to receive a death benefit payable under the contract.

                            Lifetime Payment Options

                   Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
Life Income        made if the annuitant dies prior to the second payment's due date.
                   Death Benefit--None: All payments end upon the annuitant's death.

                   Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years (or as otherwise specified in the contract).
 Life Income--     Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed        guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal
 Payments          to the present value of the remaining guaranteed payments.

                   Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                   Continuing Payments:
                   (a) When you select this option you choose for 100%, 66-2/3% or 50% of the payment to continue
 Life Income--     to the surviving annuitant after the first death; or
 Two Lives         (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                   of the payment will continue to the second annuitant on the annuitant's death.
                   Death Benefit--None: All payments end upon the death of both annuitants.

                   Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months.
 Life Income --    Continuing Payments: 100% of the payment will continue to the surviving annuitant after the
 Two Lives with    first death.
 Guaranteed        Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments          payments have been paid, we will pay the beneficiary a lump sum (unless otherwise requested)
                   equal to the present value of the remaining guaranteed payments.

                                 Table continued

                           Nonlifetime Payment Options

                                Length of Payment: You may select payments for 3-30 years. A lump sum payment may be requested at any time. (see below)
 Nonlifetime--                  Death Benefit -- Payment to the Beneficiary: If the annuitant dies before we make all the
 Guaranteed                     guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal
 Payments                       to the present value of the remaining guaranteed payments, and we will not impose an early withdrawal charge.


Lump Sum Payment: If the Nonlifetime -- Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments have begun is treated as a completed purchase payment period even though no additional purchase payments have been made. See "Fees -- Early Withdrawal Charge." We will send lump sum payments within seven calendar days after we receive the request for payment in good order at our Home Office.

Calculation of Lump Sum Payments: If a lump sum payment is available under the payment options above, the rate we use to calculate the present value for the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e. the actual fixed rate used for the fixed payments or the 3-1/2% or 5% assumed net investment rate used for variable payments.

[Begin Sidebar]

In This Section:

> Introduction

> Contract Type

> Withdrawals and other Distributions

> Taxation of Distributions

> 10% Penalty Tax

> Withholding for Federal Income Tax Liability

> Minimum Distribution of Death Benefit Proceeds

> Taxation of Nonqualified Contracts

> Taxation of the Company

[End Sidebar]

Taxation
--------------------------------------------------------------------------------
Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Keep the following in mind:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> Do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

> The term "payment" in this section refers to income phase payments.

We do not intend this information to be tax advice. Consult a tax adviser about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract.

Contract Type

The contracts are designed for use on a non-tax qualified basis as a nonqualified contract.

The Contract. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Consult legal counsel and a tax advisor regarding suitability of the contract.

Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the Internal Revenue Service (IRS).

Taxation of Distributions

Withdrawals and Annuity Payments. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For income phase payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(d). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable annuity payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

The Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract unless one or more of the following have occurred:

>The taxpayer has attained age 59-1/2,

>The taxpayer has become totally and permanently disabled,

>The contract holder has died,

>The distribution is made in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and beneficiary, or

>The distribution is allocable to investment in the contract before August 14, 1982.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or a beneficiary may elect not to have tax withheld from distributions. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Minimum Distribution of Death Benefit Proceeds

Death of Contract Holder. The following requirements apply to nonqualified contracts at the death of the contract holder. Different distribution requirements apply if you are the contract holder and your death occurs:

>After you begin receiving annuity payments under the contract, or

>Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distribution to your beneficiary must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed by August 31, 2004. However, if the distribution begins within one year of your death, then payments may be made in one of the following time-frames:

>Over the life of the beneficiary, or

>Over a period not extending beyond the life expectancy of the beneficiary.

Spousal Beneficiaries. If the beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract holder.

Death of the Annuitant. If the contract holder is a nonnatural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder.

Taxation of Nonqualified Contracts

In General. Tax Code section 72 governs taxation of annuities in general. A contract holder under a nonqualified contract who is a natural person generally is not taxed on increases in the contract value until distribution occurs by withdrawing all or part of such value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Holders of a Nonqualified Contract. If the contract holder is not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult a tax advisor prior to purchasing this contract. A non-natural person exempt from federal income taxes should consult a tax advisor regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Taxation of Gains Prior to Distribution. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company reserves the right to modify the contract as necessary to attempt to prevent a contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contracts to qualify as annuity contracts under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates, or the exchange of a contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna, Inc. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156

Variable Annuity Account B

We established Variable Annuity Account B (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "'40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Contract Distribution

We will serve as the principal underwriter for the securities sold by this prospectus. We are registered as a broker-dealer with the SEC and a member of the National Association of Securities Dealers, Inc.

As principal underwriter, we will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus, we refer to the registered broker-dealers and the banks described above as "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Act of 1934, and must be licensed as insurance agents to sell variable annuity contracts.

Payment of Commissions. We pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to 7-1/2% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may also reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your account are stated in your application. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

>On any valuation date when the New York Stock Exchange is closed (except customary holiday or weekend closings) or when trading on the New York Stock Exchange is restricted

>When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets

>During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>Standardized average annual total returns

>Non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising you may request a Statement of Additional Information at the number listed in "Contract Overview -- Questions: Contacting the Company".

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in each subaccount over the most recent one, five and 10-year periods. If the investment was not available for the full period, we give a history from the date investments were first received in that option under the separate account. We include all recurring charges during each period (including mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation it would decrease the level of performance reflected by the calculation. Non-standardized returns may include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. We will vote shares for which we receive no instructions in the same proportion as those for which we receive instructions. You will receive periodic reports relating to the funds in which you have an interest as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before any special meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

>During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership where such assignments are not prohibited, with proper notification. The date of such assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences; consult with a tax advisor before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. Your rights and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent upon computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and imbedded systems Year 2000 ready. The plan for IT systems covers five stages including
(i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed by year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History

Variable Annuity Account B

Offering and Purchase of Contract

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company and Subsidiary

You may request an SAI by calling the Home Office at the number listed in "Contract Overview --Questions: Contacting the Company."

                                  Appendix I
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase of the contract.

     Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The SEC has not reviewed disclosure in this Appendix regarding the Fixed Account.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will receive a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for period of up to 6 months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option once during each calendar year. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income payments begin you may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

                                  Appendix II
                        Description of Underlying Funds
--------------------------------------------------------------------------------
The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.

Investment Objective

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies

Under normal market conditions, allocates assets among the following asset classes: 1) equities such as common and preferred stocks; and 2) debt such as bonds, mortgage-related and other asset-backed securities, and U.S. Government securities. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks

Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Investment Objective

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.

Risks

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities).

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy also depends significantly on the investment adviser's skill in allocating assets and in choosing investments within each asset class. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks. Although the investment adviser emphasizes large cap stocks, the fund is more diversified across asset classes than most other funds with a similar investment objective. Therefore, it may not perform as well as those funds when large cap stocks are in favor.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Investment Objective

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies

Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks

It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. Shares of the fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Ascent VP

Investment Objective

Seeks to provide capital appreciation.

Policies

Designed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Crossroads VP

Investment Objective

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Policies

Designed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Legacy VP

Investment Objective

Seeks to provide total return consistent with preservation of capital.

Policies

Designed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Fidelity Variable Insurance Products Fund--Equity-Income Portfolio

Investment Objective

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Policies

Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Growth Portfolio

Investment Objective

Seeks capital appreciation.

Policies

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (P/E) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Overseas Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions, with consideration given to the size of the market in each country and region relative to the size of the international market as a whole. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund II--Contrafund Portfolio

Investment Objective

Seeks long-term capital appreciation.

Policies

Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Janus Aspen Series--Aggressive Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50 percent of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1998, they ranged from approximately $142 million to $73 billion. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Policies

Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Will normally invest at least 25 percent of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Flexible Income Portfolio

Investment Objective

Seeks to obtain maximum total return, consistent with the preservation of capital.

Policies

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80 percent of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk securities ("junk bonds") which may be a big part of the portfolio. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Portfolio Partners MFS Emerging Equities Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests, under normal market conditions, at least 80% of total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be either early in their life cycle but which have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities traded in the over-the-counter markets.

May also invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.

o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Research Growth Portfolio

Investment Objective

Seeks long-term growth of capital and future income.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Value Equity Portfolio

Investment Objectives

Seeks capital appreciation

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.
o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Focuses on issuers located primarily in Europe, Latin America, and the emerging markets of the Pacific Basis and Japan, but also may invest in select issues from elsewhere outside the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:

o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.
o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Scudder Kemper Investments, Inc.

Portfolio Partners T. Rowe Price Growth Equity Portfolio

Investment Objective

Seeks long-term capital growth, and, secondarily, increasing dividend income.

Policies

Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. The subadviser seeks companies with a lucrative niche in the economy that it believes will give them the ability to sustain earnings momentum even during times of slow economic growth. The subadviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:
o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.
o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser: T. Rowe Price Associates, Inc.

                                 Appendix III
                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I

           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                     1998          1997           1996              1995
                                ------------- -------------- -------------- -------------------
AETNA ASCENT VP
Value at beginning of period     $    15.392   $     12.999   $     10.652      $   10.000(1)
Value at end of period           $    15.855   $     15.392   $     12.999      $   10.652
Number of accumulation units
 outstanding at end of period        274,115        317,579         99,589          16,791
AETNA BALANCED VP, INC.
Value at beginning of period     $    18.989   $     15.698   $     13.803      $   10.971
Value at end of period           $    21.929   $     18.989   $     15.698      $   13.803
Number of accumulation units
 outstanding at end of period      2,929,720      3,174,738      3,885,730       6,430,772
AETNA BOND VP
Value at beginning of period     $    13.361   $     12.493   $     12.212      $   10.457
Value at end of period           $    14.270   $     13.361   $     12.493      $   12.212
Number of accumulation units
 outstanding at end of period      1,129,589      1,168,988      1,947,629       4,853,662
AETNA CROSSROADS VP
Value at beginning of period     $    14.432   $     12.430   $     10.594      $   10.000(1)
Value at end of period           $    15.095   $     14.432   $     12.430      $   10.594
Number of accumulation units
 outstanding at end of period        218,649        175,559         74,128          16,953
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $    22.028   $     17.173   $     13.972      $   10.698
Value at end of period           $    24.907   $     22.028   $     17.173      $   13.972
Number of accumulation units
 outstanding at end of period      9,491,619     10,689,845     15,372,944      30,554,957
AETNA LEGACY VP
Value at beginning of period     $    13.317   $     11.776   $     10.443      $   10.000(1)
Value at end of period           $    14.064   $     13.317   $     11.776      $   10.443
Number of accumulation units
 outstanding at end of period        197,742        133,741         25,977           2,222
AETNA MONEY MARKET VP
Value at beginning of period     $    11.930   $     11.453   $     11.007      $   10.509
Value at end of period           $    12.425   $     11.930   $     11.453      $   11.007
Number of accumulation units
 outstanding at end of period      1,146,661        974,714      1,984,269       4,354,272
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period     $    15.784   $     12.475   $     11.054      $   10.000(1)
Value at end of period           $    17.400   $     15.784   $     12.475      $   11.054
Number of accumulation units
 outstanding at end of period        298,921        328,562        208,072         294,244
FIDELITY VIP GROWTH
 PORTFOLIO
Value at beginning of period     $    13.904   $     11.402   $     10.066      $   10.000(1)
Value at end of period           $    19.155   $     13.904   $     11.402      $   10.066
Number of accumulation units
 outstanding at end of period        324,558        229,060        199,720         288,576
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $    12.381   $     11.238   $     10.052      $   10.000(1)
Value at end of period           $    13.786   $     12.381   $     11.238      $   10.052
Number of accumulation units
 outstanding at end of period         54,226         51,780         38,994          33,813
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period     $    15.374   $     12.540   $     10.468      $   10.000(1)
Value at end of period           $    19.735   $     15.374   $     12.540      $   10.468
Number of accumulation units
 outstanding at end of period        488,102        465,699        273,189         379,862

                                     1994         1993          1992            1991        1990          1989
                                -------------- ---------- ---------------- ------------- ---------- ----------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period     $     11.164   $ 10.286     $  12.717(2)   $    10.882  $10.423       $  10.000(3)
Value at end of period           $     10.971   $ 11.164     $  10.286      $    12.717  $10.882       $  10.423
Number of accumulation units
 outstanding at end of period       3,541,703    318,711         6,537        1,324,822  984,798         639,219
AETNA BOND VP
Value at beginning of period     $     11.006   $ 10.160     $  37.815(4)   $    32.066  $29.752       $  26.291
Value at end of period           $     10.457   $ 11.006     $  10.160      $    37.815  $32.066       $  29.752
Number of accumulation units
 outstanding at end of period       1,988,960    166,913         4,196          427,893  358,454         366,176
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $     10.940   $ 10.378     $  84.249(5)   $    67.496  $66.174       $  51.900
Value at end of period           $     10.698   $ 10.940     $  10.378      $    84.249  $67.496       $  66.174
Number of accumulation units
 outstanding at end of period      11,117,383    879,670         3,107          908,777  810,126         831,547
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period     $     10.223   $ 10.031     $  34.122(6)   $    32.431  $30.285       $  28.029
Value at end of period           $     10.509   $ 10.223     $  10.031      $    34.122  $32.431       $  30.285
Number of accumulation units
 outstanding at end of period       1,822,449     90,782         2,808          548,425  722,438         653,619
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                     1998           1997          1996
                                ------------- ---------------- ----------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $    15.410     $  13.850      $ 12.992
Value at end of period           $    20.433     $  15.410      $ 13.850
Number of accumulation units
 outstanding at end of period        512,154       469,230       590,904
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $    14.990     $  12.431      $ 10.835
Value at end of period           $    19.880     $  14.990      $ 12.431
Number of accumulation units
 outstanding at end of period        334,508       193,429        74,184
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $    14.393     $  13.040      $ 12.094
Value at end of period           $    15.509     $  14.393      $ 13.040
Number of accumulation units
 outstanding at end of period         85,517       109,812        96,128
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $    15.414     $  12.716      $ 10.870
Value at end of period           $    20.651     $  15.414      $ 12.716
Number of accumulation units
 outstanding at end of period        217,310       179,226       132,465
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $    16.745     $  13.880      $ 10.893
Value at end of period           $    21.320     $  16.745      $ 13.880
Number of accumulation units
 outstanding at end of period      1,069,704       953,522       520,275
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $    15.219     $  15.411(8)
Value at end of period           $    19.489     $  15.219
Number of accumulation units
 outstanding at end of period        695,813       742,913
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $    12.744     $  12.995(8)
Value at end of period           $    15.481     $  12.744
Number of accumulation units
 outstanding at end of period        605,271       664,979
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period     $    21.343     $  21.038(8)
Value at end of period           $    26.713     $  21.343
Number of accumulation units
 outstanding at end of period        303,746       296,540
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $    17.903     $  17.682(8)
Value at end of period           $    21.057     $  17.903
Number of accumulation units
 outstanding at end of period        360,392       411,600
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period     $    14.400     $  14.112(8)
Value at end of period           $    18.146     $  14.400
Number of accumulation units
 outstanding at end of period        287,914       231,297

                                      1995             1994        1993   1992   1991   1990   1989
                                ---------------- ---------------- ------ ------ ------ ------ -----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $  10.319        $  10.000(7)
Value at end of period             $  12.992        $  10.319
Number of accumulation units
 outstanding at end of period        723,839          131,702
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $  10.000(1)
Value at end of period             $  10.835
Number of accumulation units
 outstanding at end of period          7,772
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $   9.886        $  10.000(7)
Value at end of period             $  12.094        $   9.886
Number of accumulation units
 outstanding at end of period         84,048           15,893
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $  10.000(1)
Value at end of period             $  10.870
Number of accumulation units
 outstanding at end of period         26,022
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $  10.000(1)
Value at end of period             $  10.893
Number of accumulation units
 outstanding at end of period        227,582
PORTFOLIO PARTNERS
MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
MFS VALUE EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS
SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS T.
ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

--------------------------------------------------------------------------------
(4) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(5) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(6) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(7) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(8) Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------
                                   TABLE II

                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                                                    1998                1997
                                                              ----------------   -----------------
AETNA ASCENT VP
Value at beginning of period                                     $  15.422          $  13.943(1)
Value at end of period                                           $  15.942          $  15.422
Number of accumulation
units outstanding at
end of period                                                       24,014             23,868
AETNA BALANCED VP, INC.
Value at beginning of period                                     $  19.016          $  16.898(1)
Value at end of period                                           $  22.015          $  19.016
Number of accumulation
units outstanding at
end of period                                                      452,764            477,504
AETNA BOND VP
Value at beginning of period                                     $  13.373          $  12.747(1)
Value at end of period                                           $  14.304          $  13.373
Number of accumulation units outstanding at end of period          452,992            489,431
AETNA CROSSROADS VP
Value at beginning of period                                     $  14.461          $  13.178(1)
Value at end of period                                           $  15.179          $  14.461
Number of accumulation units outstanding at end of period           10,769             10,798
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $  22.060          $  19.527(1)
Value at end of period                                           $  25.005          $  22.060
Number of accumulation units outstanding at end of period        3,821,349          4,106,796
AETNA LEGACY VP
Value at beginning of period                                     $  13.343          $  12.335(1)
Value at end of period                                           $  14.141          $  13.343
Number of accumulation units outstanding at end of period            1,958              2,254
AETNA MONEY MARKET VP
Value at beginning of period                                     $  11.930          $  11.654(1)
Value at end of period                                           $  12.425          $  11.930
Number of accumulation units outstanding at end of period          505,775            580,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                     $  15.784          $  14.017(1)
Value at end of period                                           $  17.400          $  15.784
Number of accumulation units outstanding at end of period           13,539             35,342
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                     $  13.904          $  12.498(1)
Value at end of period                                           $  19.155          $  13.904
Number of accumulation units outstanding at end of period           24,195              3,029
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                     $  15.374          $  13.535(1)
Value at end of period                                           $  19.735          $  15.374
Number of accumulation units outstanding at end of period           14,618             13,675
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                     $  15.410          $  13.806(1)
Value at end of period                                           $  20.433          $  15.410
Number of accumulation units outstanding at end of period           24,373             19,818
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                     $  14.990          $  13.554(1)
Value at end of period                                           $  19.880          $  14.990
Number of accumulation units outstanding at end of period            6,712              2,819
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                     $  14.630(2)
Value at end of period                                           $  15.509
Number of accumulation units outstanding at end of period            5,158
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                     $  15.414          $  13.985(1)
Value at end of period                                           $  20.651          $  15.414
Number of accumulation units outstanding at end of period            1,028                750
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                     $  16.745          $  15.851(1)
Value at end of period                                           $  21.320          $  16.745
Number of accumulation units outstanding at end of period           45,971             44,433

--------------------------------------------------------------------------------

                                                                 1998            1997
                                                              ----------   ----------------
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $ 15.219       $  15.411(3)
Value at end of period                                         $ 19.489       $  15.219
Number of accumulation units outstanding at end of period        11,330          11,848
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $ 12.744       $  12.995(3)
Value at end of period                                         $ 15.481       $  12.744
Number of accumulation units outstanding at end of period       148,963         141,582
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                   $ 21.343       $  21.038(3)
Value at end of period                                         $ 26.713       $  21.343
Number of accumulation units outstanding at end of period         9,947           8,563
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $ 17.903       $  17.682(3)
Value at end of period                                         $ 21.057       $  17.903
Number of accumulation units outstanding at end of period         5,245           3,986
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $ 14.400       $  14.112(3)
Value at end of period                                         $ 18.146       $  14.400
Number of accumulation units outstanding at end of period         4,730           3,310

-----------------
(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during February 1998.
(3) Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

--------------------------------------------------------------------------------
              Statement of Additional Information dated May 3, 1999

                      Individual Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 3, 1999.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                            Aetna Retirement Services
                                Annuity Services
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                         Page
General Information and History..........................................................   2
Variable Annuity Account B...............................................................   2
Offering and Purchase of Contracts.......................................................   3
Performance Data.........................................................................   3
      General............................................................................   3
      Average Annual Total Return Quotations.............................................   4
Income Phase Payments....................................................................   9
Sales Material and Advertising...........................................................  10
Independent Auditors.....................................................................  10
Financial Statements of the Separate Account............................................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company and Subsidiary ......... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). The Company is engaged in the business of issuing life insurance and annuities. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 1998, the Company and its subsidiary life company had $43 billion invested through their products, including $29 billion in its separate accounts (of which the Company, or an affiliate oversees the management of $21 billion). The Company is ranked based on assets among the top 2% of all life insurance companies rated by A.M. Best Company as of December 31, 1997.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

o Aetna Ascent VP
o Aetna Balanced VP, Inc.
o Aetna Income Shares d/b/a Aetna Bond VP
o Aetna Crossroads VP
o Aetna Variable Fund d/b/a Aetna Growth and Income VP
o Aetna Legacy VP
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP
o Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
o Fidelity Variable Insurance Products Fund II (VIP II) Contrafund Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio
o Janus Aspen Flexible Income Portfolio
o Janus Aspen Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Portfolio Partners MFS Emerging Equities Portfolio
o Portfolio Partners MFS Research Growth Portfolio
o Portfolio Partners MFS Value Equity Portfolio
o Portfolio Partners Scudder International Growth Portfolio
o Portfolio Partners T. Rowe Price Growth Equity Portfolio

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of all recurring charges under the contracts during each period (1.25% mortality and expense risk charge, $20 annual maintenance fee, and an early withdrawal charge of 5% grading done to 0% after 10 payment periods). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purpose of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the subaccounts under installment payment contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

-------------------------------------------------------------------------------------------------------------------
                                                                                                        Date
            Installment Payment Account                                                            Contributions
               ($20 Maintenance Fee)                                    STANDARDIZED               First Received
                                                                                                     Under the
                                                                                                  Separate Account
-------------------------------------------------------------------------------------------------------------------
                                                                                       Since
                    SUBACCOUNT                        1 Year     5 Year    10 Year   Inception*
-------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                       (2.16%)                          13.49%        08/31/1995
-------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                9.70%     13.95%                11.53%        06/30/1989
-------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                       1.45%      4.58%     7.90%
-------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                   (0.65%)                          11.81%        08/31/1995
-------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                          7.40%     17.47%    15.16%
-------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                        0.32%                           9.81%         08/31/1995
-------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                           (1.07%)     3.19%     4.42%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   4.72%                           19.79%        12/30/1994
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         30.86%                           25.80%        12/30/1994
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                        5.77%                           11.08%        01/31/1995
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                  21.93%                           22.81%        06/30/1995
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               25.95%                           16.79%        10/31/1994
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                        25.97%                           22.09%        01/31/1995
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                  2.35%                           10.37%        10/31/1994
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                          27.26%                           22.15%        07/29/1994
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                20.94%                           26.59%        04/28/1995
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio    21.64%                           20.08%        11/28/1997
-------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS
Emerging Equities(3)                                  21.64%     13.35%                13.12%        09/30/1993
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio      15.39%                           13.41%        11/28/1997
-------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(3)                       15.39%      6.13%                7.92%         08/31/1992
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio         18.89%                           20.54%        11/28/1997
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS
Value Equity(3)                                       18.89%     15.03%                13.53%        11/30/1992
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth
Portfolio                                             11.72%                           13.37%        11/28/1997
-------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio
Partners Scudder International Growth(3)              11.72%      8.43%                11.11%        08/31/1992
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity
Portfolio                                             19.70%                           22.00%        11/28/1997
-------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe
Price Growth Equity(3)                                19.70%                           23.82%        02/28/1995
-------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was 3.77%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

-------------------------------------------------------------------------------------------------------------------
                                                                                                        Fund
          Installment Payment Account                                NON-STANDARDIZED                Inception
             ($20 Maintenance Fee)                                                                      Date
                                                                                          Since
                                                 1 Year    3 Years  5 Years  10 Years  Inception**
-------------------------------------------------------------------------------------------------------------------
                  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                   3.00%    14.16%                         15.10%     07/05/1995
-------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                          15.47%    16.67%    14.42%               11.55%     04/03/1989
-------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                  6.79%     5.32%     5.30%    7.90%
-------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                               4.58%    12.51%                         13.32%     07/05/1995
-------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                    13.06%    21.24%    17.87%   15.16%
-------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                   5.60%    10.42%                         11.21%     07/05/1995
-------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                       4.14%     4.11%     3.95%    4.42%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)          10.23%    16.31%    17.29%   14.18%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                 37.75%    23.91%    20.22%   17.92%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)               11.34%    11.07%     8.33%    8.71%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio             28.35%    23.49%                         27.04%     01/03/1995
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio          32.58%    16.28%    17.86%               20.40%     09/13/1993
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                   32.61%    22.41%    17.62%               18.00%     09/13/1993
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio             7.74%     8.63%     8.94%                8.48%     09/13/1993
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                     33.96%    23.84%    19.90%               19.37%     09/13/1993
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio           27.31%    25.07%    19.80%               22.48%     09/13/1993
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities
Portfolio                                        28.04%                                   24.02%     11/28/1997
-------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(3)                         28.04%    12.42%    13.84%   19.49%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth
Portfolio                                        21.46%                                   17.40%     11/28/1997
-------------------------------------------------------------------------------------------------------------------
American Century VP Capital
Appreciation/Portfolio Partners MFS Research
Growth(3)                                        21.46%     3.21%     6.80%    9.87%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio    25.15%                                   24.47%     11/28/1997
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners
MFS Value Equity(3)                              25.15%    18.94%    15.48%   13.28%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International
Growth Portfolio                                 17.60%                                   17.36%     11/28/1997
-------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class
A/Portfolio Partners Scudder International
Growth(3)                                        17.60%    12.78%     9.04%   10.61%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity   26.00%                                   25.92%     11/28/1997
Portfolio
-------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T.
Rowe Price Growth Equity(3)                      26.00%    21.33%    19.23%               18.97%     01/09/1989
-------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

** Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was 3.77%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation period to the next (see "Account Value" in the prospectus): such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation period occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as, The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

Statement of Assets and Liabilities................................. S-2
Statements of Operations and Changes in Net Assets.................. S-7
Condensed Financial Information..................................... S-8
Notes to Financial Statements....................................... S-16
Independent Auditors' Report........................................ S-36

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1998

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                          Net
                                                                   Shares             Cost             Assets
                                                                   ------             ----             ------
 Aetna Ascent VP:                                               1,775,905    $  25,102,742      $  24,898,190
 Aetna Balanced VP:                                            12,391,167      181,255,533        194,913,051
 Aetna Bond VP:                                                 6,915,310       90,585,384         90,313,945
 Aetna Crossroads VP:                                           2,222,763       29,151,210         29,607,202
 Aetna Get Fund, Series B:                                      1,328,751       16,114,148         19,399,768
 Aetna Get Fund, Series C:                                        641,495        6,843,405          9,276,019
 Aetna Get Fund, Series D:                                      8,945,182       89,971,949         89,907,126
 Aetna Growth and Income VP:                                   34,864,532    1,125,170,574      1,110,783,981
 Aetna Growth VP:                                               2,192,686       25,612,305         29,667,044
 Aetna High Yield VP:                                              25,485          269,013            230,386
 Aetna Index Plus Large Cap VP:                                 4,950,434       77,533,729         87,078,142
 Aetna Index Plus Mid Cap VP:                                      30,799          350,678            375,745
 Aetna Index Plus Small Cap VP:                                    98,357          961,535            969,800
 Aetna International VP:                                          132,091        1,535,380          1,530,933
 Aetna Legacy VP:                                               2,841,936       34,924,355         35,154,748
 Aetna Money Market VP:                                        11,204,743      148,567,676        150,002,380
 Aetna Real Estate Securities VP:                                 115,069        1,060,043            981,537
 Aetna Small Company VP:                                        1,445,875       17,304,318         18,492,740
 Aetna Value Opportunity VP:                                    1,296,961       16,956,181         18,689,212
 AIM V.I. Funds:
  Capital Appreciation Fund:                                       11,857          279,072            298,792
  Growth and Income Fund:                                           9,329          203,793            221,558
  Growth Fund:                                                     11,970          284,519            296,860
  Value Fund:                                                      26,818          681,416            703,970
 Alger American Funds:
  Balanced Portfolio:                                             476,550        4,602,622          6,185,618
  Income & Growth Portfolio:                                    1,178,638       11,247,924         15,463,737
  Leveraged AllCap Portfolio:                                     486,301       10,438,458         16,971,895
 American Century Investments:
  Balanced Fund:                                                  567,422        4,244,446          4,732,298
  International Fund:                                             760,004        5,048,080          5,791,227
 Calvert Social Balanced Portfolio:                               916,276        1,943,153          1,958,082
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                      6,927,959      153,249,176        176,108,721
  Growth Portfolio:                                             3,087,069      104,576,368        138,516,768
  High Income Portfolio:                                        4,321,896       54,257,145         49,831,459
  Overseas Portfolio:                                             892,112       17,216,864         17,886,843
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      1,124,160       18,781,312         20,414,738
  Contrafund Portfolio:                                         6,668,348      127,772,939        162,974,413
  Index 500 Portfolio:                                          1,003,440      116,197,819        141,735,838
  Investment Grade Bond Portfolio:                                439,478        5,217,593          5,695,641
 Insurance Management Series:
  American Leaders Fund II:                                     6,201,568       97,218,342        134,450,002
  Equity Income Fund II:                                        2,025,727       24,690,902         28,664,036
  Growth Strategies Fund II:                                    1,532,692       22,205,952         27,450,515
  High Income Bond Fund II:                                     4,568,474       47,172,964         49,887,731
  International Equity Fund II:                                 1,138,497       13,701,931         17,521,464
  Prime Money Fund II:                                          8,067,320        8,065,097          8,067,320

Variable Annuity Account B

                                                                                                Net
                                                      Shares               Cost              Assets
                                                      ------               ----              ------
  U.S. Government Securities II:                   1,439,895     $   15,041,447      $   16,054,824
  Utility Fund II:                                 1,986,746         23,284,347          30,337,604
 Janus Aspen Series:
  Aggressive Growth Portfolio:                     2,079,332         49,261,924          57,368,774
  Balanced Portfolio:                              3,210,155         56,987,418          72,228,489
  Flexible Income Portfolio:                       1,710,899         20,378,246          20,633,439
  Growth Portfolio:                                2,958,516         57,362,313          69,643,462
  Worldwide Growth Portfolio:                      8,512,439        210,385,419         247,626,862
 Lexington Emerging Markets Fund:                    266,212          2,706,082           1,509,423
 Lexington Natural Resources Trust Fund:             358,558          5,221,161           3,954,893
 MFS Funds:
  Total Return Series:                             2,104,731         34,302,993          38,137,728
  Worldwide Government Series:                       185,123          1,911,846           2,014,138
 Oppenheimer Funds:
  Aggressive Growth Fund:                            265,843         10,674,495          11,917,723
  Global Securities Fund:                            346,765          6,867,095           7,653,101
  Growth & Income Fund:                            1,718,418         35,629,032          35,193,209
  Strategic Bond Fund:                             2,558,320         13,050,936          13,098,600
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:             2,382,266        112,648,846         132,072,829
  PPI MFS Research Growth Portfolio:               7,421,331         77,594,206          88,610,687
  PPI MFS Value Equity Portfolio:                    738,878         24,196,477          27,966,529
  PPI Scudder International Growth Portfolio:      1,049,896         16,732,753          17,596,256
  PPI T. Rowe Price Growth Equity Portfolio:       2,148,768         93,956,758         118,848,377
                                                                 --------------      --------------
NET ASSETS                                                       $3,606,761,839      $3,956,568,422
                                                                 ==============      ==============

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
5)


Aetna Ascent VP:
   Annuity contracts in accumulation ...........  $   24,898,190
Aetna Balanced VP:
   Annuity contracts in accumulation ...........     176,154,146
   Annuity contracts in payment period .........      18,758,905
Aetna Bond VP:
   Annuity contracts in accumulation ...........      85,100,187
   Annuity contracts in payment period .........       5,213,758
Aetna Crossroads VP:
   Annuity contracts in accumulation ...........      28,289,880
   Annuity contracts in payment period .........       1,317,322
Aetna Get Fund, Series B:
   Annuity contracts in accumulation ...........      19,399,768
Aetna Get Fund, Series C:
   Annuity contracts in accumulation ...........       9,276,019
Aetna Get Fund, Series D:
   Annuity contracts in accumulation ...........      89,907,126
Aetna Growth and Income VP:
   Annuity contracts in accumulation ...........     955,586,320
   Annuity contracts in payment period .........     155,197,661
Aetna Growth VP:
   Annuity contracts in accumulation ...........      28,467,187
   Annuity contracts in payment period .........       1,199,857

Variable Annuity Account B

Aetna High Yield VP:
   Annuity contracts in accumulation ...........  $     230,386
Aetna Index Plus Large Cap VP:
   Annuity contracts in accumulation ...........     85,248,495
   Annuity contracts in payment period .........      1,829,647
Aetna Index Plus Mid Cap VP:
   Annuity contracts in accumulation ...........        375,745
Aetna Index Plus Small Cap VP:
   Annuity contracts in accumulation ...........        969,800
Aetna International VP:
   Annuity contracts in accumulation ...........      1,528,847
   Annuity contracts in payment period .........          2,086
Aetna Legacy VP:
   Annuity contracts in accumulation ...........     32,331,905
   Annuity contracts in payment period .........      2,822,843
Aetna Money Market VP:
   Annuity contracts in accumulation ...........    149,772,871
   Annuity contracts in payment period .........        229,509
Aetna Real Estate Securities VP:
   Annuity contracts in accumulation ...........        965,259
   Annuity contracts in payment period .........         16,278
Aetna Small Company VP:
   Annuity contracts in accumulation ...........     18,295,242
   Annuity contracts in payment period .........        197,498
Aetna Value Opportunity VP:
   Annuity contracts in accumulation ...........     18,689,212
AIM V.I. Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........        298,792
 Growth and Income Fund:
   Annuity contracts in accumulation ...........        221,558
 Growth Fund:
   Annuity contracts in accumulation ...........        296,860
 Value Fund:
   Annuity contracts in accumulation ...........        703,970
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      6,185,618
 Income & Growth Portfolio:
   Annuity contracts in accumulation ...........     15,463,737
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ...........     16,971,895
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ...........      4,732,298
International Fund:
   Annuity contracts in accumulation ...........      5,791,227
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ...........      1,958,082

Variable Annuity Account B

Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation ....................  $  176,108,721
 Growth Portfolio:
   Annuity contracts in accumulation ....................     138,516,768
 High Income Portfolio:
   Annuity contracts in accumulation ....................      49,328,098
   Annuity contracts in payment period ..................         503,361
 Overseas Portfolio:
   Annuity contracts in accumulation ....................      17,886,843
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................      20,414,738
 Contrafund Portfolio:
   Annuity contracts in accumulation ....................     162,974,413
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................     141,735,838
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................       5,695,641
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation ....................     134,398,144
   Annuity contracts in payment period ..................          51,858
 Equity Income Fund II:
   Annuity contracts in accumulation ....................      28,656,460
   Annuity contracts in payment period ..................           7,576
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................      27,450,515
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................      49,887,731
 International Equity Fund II:
   Annuity contracts in accumulation ....................      17,521,464
 Prime Money Fund II:
   Annuity contracts in accumulation ....................       8,067,320
 U.S. Government Securities II:
   Annuity contracts in accumulation ....................      16,054,824
 Utility Fund II:
   Annuity contracts in accumulation ....................      30,329,937
   Annuity contracts in payment period ..................           7,667
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ....................      57,368,774
 Balanced Portfolio:
   Annuity contracts in accumulation ....................      72,228,489
 Flexible Income Portfolio:
   Annuity contracts in accumulation ....................      20,633,439
 Growth Portfolio:
   Annuity contracts in accumulation ....................      68,058,273
   Annuity contracts in payment period ..................       1,585,189
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ....................     243,902,115
   Annuity contracts in payment period ..................       3,724,747

Variable Annuity Account B

Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........  $    1,509,423
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       3,954,893
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      38,137,728
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       2,014,138
Oppenheimer Funds:
 Aggressive Growth Fund:
   Annuity contracts in accumulation ...........      11,917,723
 Global Securities Fund:
   Annuity contracts in accumulation ...........       7,653,101
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      35,193,209
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........      12,897,019
   Annuity contracts in payment period .........         201,581
Portfolio Partners, Inc (PPI):
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........     131,150,274
   Annuity contracts in payment period .........         922,555
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      88,610,687
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      27,062,849
   Annuity contracts in payment period .........         903,680
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      17,577,310
   Annuity contracts in payment period .........          18,946
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........     118,791,854
   Annuity contracts in payment period .........          56,523
                                                  --------------
                                                  $3,956,568,422
                                                  ==============


See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1998                1997
                                                                                  ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  325,794,651      $  278,833,116
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (42,285,760)        (29,243,851)
                                                                            --------------      --------------
Net investment income ..................................................       283,508,891         249,589,265
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,555,519,398       1,004,789,371
 Cost of investments sold ..............................................     1,412,108,865         933,728,508
                                                                            --------------      --------------
  Net realized gain ....................................................       143,410,533          71,060,863
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year .....................................................       255,524,506         122,191,053
 End of year ...........................................................       349,806,583         255,524,506
                                                                            --------------      --------------
  Net change in unrealized gain ........................................        94,282,077         133,333,453
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       237,692,610         204,394,316
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       521,201,501         453,983,581
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       489,286,251         571,501,505
Transfers from the Company for mortality guarantee adjustments .........          (906,373)            371,835
Transfers from the Company's fixed account options .....................       212,914,994         144,526,667
Redemptions by contract holders ........................................      (167,845,102)        (82,942,177)
Annuity payments .......................................................       (22,421,712)        (16,137,431)
Other ..................................................................         1,896,006           2,327,153
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       512,924,064         619,647,552
                                                                            --------------      --------------
Change in net assets ...................................................     1,034,125,565       1,073,631,133
NET ASSETS:
Beginning of year ......................................................     2,922,442,857       1,848,811,724
                                                                            --------------      --------------
End of year ............................................................    $3,956,568,422      $2,922,442,857
                                                                            ==============      ==============


See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1998


--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit               Increase (Decrease)           Units
                                                 --------                   in Value of            Outstanding        Reserves
                                         Beginning       End of             Accumulation              at End           at End
                                          of Year         Year                  Unit                 of Year          of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                          $  15.392     $  15.855                3.01%                 274,115.2     $ 4,346,011
Non-Qualified V (0.75)                      15.535        16.082                3.52%                 104,608.3       1,682,346
Non-Qualified VII                           15.333        15.769                2.84%               1,027,839.2      16,207,554
Non-Qualified VIII                          14.947        14.012               (6.26%)  (4)           160,746.0       2,252,334
Non-Qualified IX                            15.364        15.786                2.75%                   1,717.5          27,113
Non-Qualified X                             15.422        15.942                3.37%                  24,014.0         382,832
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Non-Qualified V                             18.989        21.929               15.48%               2,929,719.6      64,245,891
Non-Qualified V (0.75)                      19.166        22.244               16.06%               1,798,424.8      40,003,913
Non-Qualified VI                            15.962        18.445               15.56%                  43,363.3         799,818
Non-Qualified VII                           18.653        21.507               15.30%               2,533,501.2      54,487,004
Non-Qualified VIII                          14.392        15.212                5.70%  (4)            363,744.6       5,533,430
Non-Qualified IX                            18.954        21.834               15.19%                  30,063.5         656,418
Non-Qualified X                             19.016        22.015               15.77%                 452,763.7       9,967,686
Non-Qualified XI                            15.985        18.517               15.84%                   6,799.7         125,910
Non-Qualified XIII                           9.555        10.337                8.18%  (10)             5,234.6          54,109
Non-Qualified XIV                            9.276        10.323               11.29%  (8)             17,680.9         182,516
Non-Qualified XV                             9.581        10.316                7.67%  (10)             9,446.8          97,451
Annuity contracts in payment period                                                                                  18,758,905
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                             13.361        14.270                6.80%               1,129,588.7      16,119,085
Non-Qualified V (0.75)                      13.486        14.475                7.33%               2,012,308.2      29,127,850
Non-Qualified VI                            12.204        13.041                6.86%                  51,406.2         670,396
Non-Qualified VII                           13.128        13.998                6.63%               1,948,372.8      27,273,239
Non-Qualified VIII                          11.367        11.910                4.78%  (4)            387,994.7       4,620,903
Non-Qualified IX                            13.337        14.208                6.53%                  18,429.1         261,845
Non-Qualified X                             13.373        14.304                6.96%                 452,992.2       6,479,375
Non-Qualified XI                            12.214        13.072                7.02%                   1,301.4          17,012
Non-Qualified XIII                          10.157        10.319                1.59%  (9)             16,581.5         171,096
Non-Qualified XIV                           10.119        10.305                1.84%  (9)             30,948.7         318,914
Non-Qualified XV                            10.188        10.298                1.08%  (10)             3,930.2          40,472
Annuity contracts in payment period                                                                                   5,213,758
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                             14.432        15.095                4.59%                 218,648.6       3,300,593
Non-Qualified V (0.75)                      14.566        15.312                5.12%                 119,245.6       1,825,908
Non-Qualified VII                           14.377        15.013                4.42%               1,316,579.2      19,766,357
Non-Qualified VIII                          14.044        13.588               (3.25%)  (4)           237,468.1       3,226,692
Non-Qualified IX                            14.406        15.030                4.33%                     457.5           6,876
Non-Qualified X                             14.461        15.179                4.97%                  10,768.7         163,454
Annuity contracts in payment period                                                                                   1,317,322
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Non-Qualified V                             20.717        24.373               17.65%                 737,172.7      17,966,894
Non-Qualified X                             20.717        24.373               17.65%                  58,790.1       1,432,874
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                             12.636        15.904               25.86%                  92,330.0       1,468,418
Non-Qualified V (0.75)                      12.718        16.087               26.49%                 468,819.8       7,541,894
Non-Qualified IX                            12.613        15.835               25.55%                   9,144.7         144,810
Non-Qualified X                             12.636        15.904               25.86%                   7,601.7         120,897
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                              9.997        10.062                0.65%  (9)          1,577,071.0      15,867,744
Non-Qualified V (0.75)                       9.997        10.073                0.76%  (9)            614,759.8       6,192,546
Non-Qualified VII                            9.997        10.058                0.61%  (9)          3,322,479.7      33,416,640
Non-Qualified VIII                           9.998        10.067                0.69%  (9)          1,277,188.8      12,857,641
Non-Qualified X                             10.023        10.062                0.39%  (10)            65,946.9         663,527
Non-Qualified XIII                          10.004        10.072                0.68%  (9)            931,827.7       9,385,656
Non-Qualified XIV                           10.000        10.066                0.66%  (9)            884,851.1       8,907,146
Non-Qualified XV                            10.009        10.063                0.54%  (9)            259,978.3       2,616,226
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                 Value
                                               Per Unit              Increase (Decrease)         Units
                                               --------                  in Value of          Outstanding      Reserves
                                        Beginning       End of           Accumulation            at End         at End
                                         of Year         Year                Unit               of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                     $  236.446    $  267.347              13.07%                   958.7   $    256,298
Non-Qualified V                            22.028        24.907              13.07%             9,491,618.9    236,409,291
Non-Qualified V (0.75)                     22.233        25.265              13.64%            12,975,484.3    327,821,341
Non-Qualified VI                           20.614        23.322              13.14%             1,842,162.9     42,963,821
Non-Qualified VII                          22.004        24.839              12.88%             8,999,335.5    223,538,139
Non-Qualified VIII                         16.554        16.604               0.30%  (4)        1,327,156.5     22,036,585
Non-Qualified IX                           21.988        24.800              12.79%               148,050.5      3,671,604
Non-Qualified X                            22.060        25.005              13.35%             3,821,349.4     95,552,990
Non-Qualified XI                           20.644        23.414              13.42%                46,205.4      1,081,861
Non-Qualified XIII                          7.862         9.886              25.74%  (9)          125,488.2      1,240,545
Non-Qualified XIV                           7.672         9.872              28.68%  (9)           55,706.9        549,962
Non-Qualified XV                            8.961         9.866              10.10%  (10)          47,019.7        463,883
Annuity contracts in payment period                                                                            155,197,661
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                            13.173        17.912              35.98%               140,521.9      2,516,985
Non-Qualified V (0.75)                     13.239        18.067              36.47%  (1)          428,697.2      7,745,376
Non-Qualified VII                          13.158        17.862              35.75%               738,448.8     13,190,361
Non-Qualified VIII                         15.809        17.909              13.28%  (4)          266,761.0      4,777,514
Non-Qualified IX                           15.727        17.834              13.40%  (4)            2,088.8         37,253
Non-Qualified XIII                          8.387        10.489              25.06%  (9)            8,459.9         88,734
Non-Qualified XIV                           8.359        10.475              25.31%  (9)            8,297.4         86,912
Non-Qualified XV                            8.899        10.468              17.63%  (10)           2,297.8         24,052
Annuity contracts in payment period                                                                              1,199,857
--------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                             9.954         9.212              (7.45%) (4)              604.9          5,573
Non-Qualified V (0.75)                      9.941         9.244              (7.01%) (5)           24,320.0        224,813
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                            14.444        18.772              29.96%               527,155.0      9,895,905
Non-Qualified V (0.75)                     14.538        18.989              30.62%             1,060,363.0     20,135,153
Non-Qualified VII                          14.414        18.704              29.76%             2,252,763.4     42,134,590
Non-Qualified VIII                         16.421        18.449              12.35%  (4)          609,863.4     11,251,627
Non-Qualified IX                           14.418        18.691              29.64%                23,366.8        436,755
Non-Qualified XIII                          8.469        10.716              26.53%  (9)           31,054.3        332,779
Non-Qualified XIV                           8.964        10.702              19.39%  (8)           94,255.0      1,008,675
Non-Qualified XV                            9.134        10.694              17.08%  (9)            4,956.9         53,011
Annuity contracts in payment period                                                                              1,829,647
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                            10.107        10.891               7.76%  (4)           17,010.7        185,258
Non-Qualified V (0.75)                      9.950        10.928               9.83%  (6)           16,206.7        177,112
Non-Qualified IX                            8.579        10.872              26.73%  (9)            1,230.2         13,375
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                             9.996         8.815             (11.81%) (4)           55,563.7        489,810
Non-Qualified V (0.75)                      9.407         8.846              (5.96%) (5)           53,459.5        472,892
Non-Qualified IX                            7.685         8.800              14.51%  (8)              806.6          7,098
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                            10.149         9.765              (3.78%) (4)           35,872.2        350,278
Non-Qualified V (0.75)                     10.288         9.798              (4.76%) (5)           28,999.8        284,152
Non-Qualified VII                          10.169         9.754              (4.08%) (5)           45,143.4        440,322
Non-Qualified VIII                         10.100         9.764              (3.33%) (4)           41,046.6        400,784
Non-Qualified XIII                          8.583         9.149               6.59%  (10)             587.0          5,371
Non-Qualified XIV                           8.497         9.137               7.53%  (10)           4,529.2         41,383
Non-Qualified XV                            8.663         9.131               5.40%  (11)             718.1          6,557
Annuity contracts in payment period                                                                                  2,086
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                            13.317        14.064               5.61%               197,741.5      2,781,008
Non-Qualified V (0.75)                     13.441        14.266               6.14%               120,311.5      1,716,341
Non-Qualified VII                          13.267        13.989               5.44%             1,551,324.4     21,701,727
Non-Qualified VIII                         13.073        13.037              (0.28%) (4)          467,027.3      6,088,503

Variable Annuity Account B
Condensed Financial Information - Year Ended December 31, 1998 (continued):


--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit             Increase (Decrease)         Units
                                              --------                 in Value of          Outstanding      Reserves
                                       Beginning     End of           Accumulation             at End         at End
                                        of Year       Year                Unit                of Year        of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Non-Qualified IX                         $13.292     $14.003               5.35%                 1,187.8   $    16,633
Non-Qualified X                           13.343      14.141               5.98%                 1,958.3        27,693
Annuity contracts in payment period                                                                          2,822,843
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                           11.930      12.425               4.15%             1,146,661.0    14,247,696
Non-Qualified V (0.75)                    12.041      12.604               4.68%             2,102,275.4    26,496,757
Non-Qualified VI                          11.642      12.132               4.21%                67,991.9       824,888
Non-Qualified VII                         11.850      12.322               3.98%             6,973,165.3    85,923,420
Non-Qualified VIII                        10.847      11.141               2.71%  (4)        1,221,158.5    13,605,259
Non-Qualified IX                          11.908      12.372               3.90%                32,766.7       405,379
Non-Qualified X                           11.930      12.425               4.15%               505,775.1     6,284,447
Non-Qualified XI                          11.642      12.132               4.21%                    49.6           602
Non-Qualified XIII                        10.122      10.199               0.76%  (9)          103,625.5     1,056,910
Non-Qualified XIV                         10.086      10.186               0.99%  (8)           44,014.2       448,309
Non-Qualified XV                          10.120      10.179               0.58%  (10)          47,079.4       479,204
Annuity contracts in payment period                                                                            229,509
--------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                           10.095       8.873             (12.11%) (4)           17,925.8       159,052
Non-Qualified V (0.75)                     9.678       8.903              (8.01%) (5)           23,760.3       211,549
Non-Qualified VII                         10.043       8.863             (11.75%) (4)           40,811.5       361,711
Non-Qualified VIII                        10.033       8.872             (11.57%) (4)           13,789.3       122,343
Non-Qualified XIII                         8.690       8.903               2.45%  (10)          10,325.4        91,925
Non-Qualified XIV                          8.833       8.891               0.66%  (10)           2,081.8        18,509
Non-Qualified XV                           8.648       8.885               2.74%  (10)              19.2           170
Annuity contracts in payment period                                                                             16,278
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                           13.654      13.633              (0.15%)               91,991.6     1,254,115
Non-Qualified V (0.75)                    13.704      13.751               0.34%                90,091.7     1,238,889
Non-Qualified VII                         13.638      13.595              (0.32%)              873,315.8    11,872,953
Non-Qualified VIII                        15.596      13.631             (12.60%) (4)          272,561.7     3,715,319
Non-Qualified IX                          13.320      13.574               1.91%  (1)              797.4        10,824
Non-Qualified XIII                         8.799       9.357               6.34%  (10)          13,537.9       126,679
Non-Qualified XIV                          7.219       9.345              29.45%  (9)            7,786.6        72,764
Non-Qualified XV                           8.739       9.338               6.85%  (11)             396.1         3,699
Annuity contracts in payment period                                                                            197,498
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                           13.261      16.030              20.88%                60,870.3       975,730
Non-Qualified V (0.75)                    12.632      16.169              28.00%  (1)           91,721.6     1,483,031
Non-Qualified VII                         13.246      15.985              20.68%               841,077.5    13,444,950
Non-Qualified VIII                        15.274      16.028               4.94%  (4)          173,741.4     2,784,641
Non-Qualified IX                          14.467      15.960              10.32%  (3)               53.9           860
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified XIII                         7.522      10.245               36.20% (9)           10,912.8       111,802
Non-Qualified XIV                          7.914      10.231               29.28% (9)           17,420.4       178,233
Non-Qualified XV                           9.078      10.224               12.62% (10)             856.5         8,757
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified XIII                         7.948      10.663               34.16% (9)            3,665.9        39,090
Non-Qualified XIV                          8.179      10.649               30.20% (9)            9,967.9       106,146
Non-Qualified XV                           8.830      10.641               20.51% (9)            7,172.1        76,322
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified XIII                         7.856      10.779               37.21% (9)           11,162.9       120,321
Non-Qualified XIV                          8.120      10.764               32.56% (9)           14,904.3       160,430
Non-Qualified XV                           9.702      10.757               10.87% (11)           1,497.6        16,109
--------------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified XIII                         7.820      10.616               35.75% (9)           27,667.7       293,713
Non-Qualified XIV                          8.093      10.601               30.99% (9)           29,485.9       312,592
Non-Qualified XV                           9.664      10.594                9.62% (11)           9,218.7        97,665
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Condensed Financial Information - Year Ended December 31, 1998 (continued):


--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit              Increase (Decrease)          Units
                                              --------                  in Value of           Outstanding       Reserves
                                       Beginning     End of            Accumulation              at End          at End
                                        of Year       Year                 Unit                 of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                        $16.153     $20.946               29.67%                295,306.5   $   6,185,618
--------------------------------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                         16.902      22.064               30.54%                700,861.1      15,463,737
--------------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                         15.988      24.881               55.62%                682,007.2      16,968,827
Non-Qualified VIII                        13.551      18.206               34.35%  (4)               168.5           3,068
--------------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
Non-Qualified VII                         15.312      17.479               14.15%                270,740.7       4,732,298
--------------------------------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                         13.782      16.139               17.10%                358,674.4       5,788,553
Non-Qualified VIII                        15.241      14.599               (4.21%) (4)               183.2           2,674
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                           17.779      20.415               14.83%                  8,742.2         178,470
Non-Qualified V (0.75)                    17.944      20.708               15.40%                 35,543.7         736,032
Non-Qualified VII                          9.976      11.437               14.65%                 34,437.7         393,873
Non-Qualified VIII                        10.882      11.456                5.27%  (4)            56,713.4         649,707
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                           15.784      17.400               10.24%                298,921.1       5,201,225
Non-Qualified V (0.75)                    15.930      17.650               10.80%                630,681.6      11,131,403
Non-Qualified VII                         18.963      20.872               10.07%              6,923,691.7     144,511,703
Non-Qualified VIII                        15.151      14.942               (1.38%) (4)           919,970.0      13,746,143
Non-Qualified IX                          15.755      17.325                9.97%                  6,719.9         116,422
Non-Qualified X                           15.784      17.400               10.24%                 13,539.3         235,583
Non-Qualified XIII                         8.459       9.911               17.17%  (9)            48,259.6         478,287
Non-Qualified XIV                          8.314       9.897               19.04%  (9)            59,608.6         589,966
Non-Qualified XV                           9.412       9.891                5.09%  (11)            9,907.3          97,989
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                           13.904      19.155               37.77%                324,557.7       6,216,774
Non-Qualified V (0.75)                    14.034      19.430               38.45%                595,859.4      11,577,298
Non-Qualified VII                         19.157      26.348               37.54%              4,154,249.8     109,456,984
Non-Qualified VIII                        14.533      17.420               19.87%  (4)           600,814.2      10,466,173
Non-Qualified IX                          13.879      19.072               37.42%                 17,622.0         336,085
Non-Qualified X                           13.904      19.155               37.77%                 24,195.4         463,454
--------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                         13.959      13.168               (5.67%)             3,196,920.6      42,096,053
Non-Qualified VIII                        13.167      11.798              (10.40%) (4)           530,361.7       6,257,364
Non-Qualified XIII                         8.626       8.949                3.74%  (10)           40,909.1         366,076
Non-Qualified XIV                          8.411       8.936                6.24%  (10)           19,660.9         175,698
Non-Qualified XV                           8.987       8.930              (0.63%)  (11)           48,475.9         432,907
Annuity contracts in payment period                                                                                503,361
--------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                           12.381      13.786               11.35%                 54,225.5         747,571
Non-Qualified V (0.75)                    12.496      13.984               11.91%                141,714.4       1,981,774
Non-Qualified VII                         13.682      15.210               11.17%                929,309.5      14,135,208
Non-Qualified VIII                        13.796      12.879               (6.65%) (4)            77,430.9         997,217
Non-Qualified IX                          12.358      13.727               11.08%                  1,826.6          25,073
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                         15.679      17.786               13.44%              1,019,122.4      18,126,177
Non-Qualified VIII                        13.995      14.783                5.63%  (4)           154,808.5       2,288,561
--------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                           15.374      19.735               28.37%                488,102.2       9,632,520
Non-Qualified V (0.75)                    15.517      20.018               29.01%                779,941.7      15,612,818
Non-Qualified VII                         17.066      21.872               28.16%              5,718,965.7     125,086,950


Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit            Increase (Decrease)         Units
                                              --------                 in Value of          Outstanding      Reserves
                                       Beginning     End of           Accumulation            at End         at End
                                        of Year       Year                Unit               of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio (continued):
Non-Qualified VIII                       $15.503     $17.492             12.83%  (4)          637,258.2   $ 11,146,870
Non-Qualified IX                          15.346      19.649             28.04%                20,906.9        410,809
Non-Qualified X                           15.374      19.735             28.37%                14,618.4        288,488
Non-Qualified XIII                         8.083      10.535             30.34%  (9)           42,196.2        444,543
Non-Qualified XIV                          8.746      10.521             20.29%  (8)           29,543.1        310,821
Non-Qualified XV                           8.946      10.514             17.53%  (10)           3,861.0         40,594
--------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                         17.961      22.727             26.54%             5,533,320.3    125,753,551
Non-Qualified VIII                        17.227      18.925              9.86%  (4)          844,489.5     15,982,287
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                         11.597      12.446              7.32%               457,640.6      5,695,641
--------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:
Non-Qualified VII                         20.287      23.528             15.98%             5,705,447.4    134,238,634
Non-Qualified VIII                        16.597      16.869              1.64%  (5)            9,455.9        159,510
Annuity contracts in payment period                                                                             51,858
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                         12.305      14.013             13.88%             2,043,618.6     28,656,460
Annuity contracts in payment period                                                                              7,576
--------------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                         15.777      18.269             15.80%             1,502,535.0     27,450,515
--------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                         14.724      14.910              1.26%             3,345,668.5     49,883,928
Non-Qualified VIII                        12.832      12.629             (1.58%) (4)              301.1          3,803
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                         11.888      14.719             23.81%             1,190,289.9     17,519,674
Non-Qualified VIII                        13.748      13.523             (1.64%) (7)              132.3          1,790
--------------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                         11.119      11.503              3.45%               701,312.8      8,067,320
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                         11.883      12.614              6.15%             1,272,804.3     16,054,824
--------------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                         16.611      18.663             12.35%             1,625,061.9     30,328,887
Non-Qualified VIII                        13.786      15.472             12.23%  (7)               67.9          1,050
Annuity contracts in payment period                                                                              7,667
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                           15.410      20.433             32.60%               512,154.4     10,464,741
Non-Qualified V (0.75)                    15.554      20.726             33.25%               459,709.5      9,528,051
Non-Qualified VII                         15.418      20.410             32.38%             1,622,088.6     33,106,814
Non-Qualified VIII                        12.108      14.162             16.96%  (4)          216,957.5      3,072,646
Non-Qualified IX                          15.382      20.345             32.26%                12,305.4        250,348
Non-Qualified X                           15.410      20.433             32.60%                24,372.9        498,007
Non-Qualified XIII                         7.183      11.042             53.72%  (9)           18,317.8        202,268
Non-Qualified XIV                          6.858      11.027             60.79%  (9)           21,356.2        235,501
Non-Qualified XV                           9.497      11.020             16.04%  (11)             943.6         10,398
--------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                           14.990      19.880             32.62%               334,507.8      6,649,987
Non-Qualified V (0.75)                    15.130      20.165             33.28%               241,070.0      4,861,245
Non-Qualified VII                         16.692      22.101             32.40%             2,277,803.6     50,341,553
Non-Qualified VIII                        15.156      17.569             15.92%  (4)          480,187.2      8,436,522
Non-Qualified IX                          14.963      19.794             32.29%                 7,705.0        152,514
Non-Qualified X                           14.990      19.880             32.62%                 6,712.2        133,439
Non-Qualified XIII                         9.175      10.945             19.29%  (9)          114,602.5      1,254,291
Non-Qualified XIV                          8.301      10.930             31.67%  (9)           27,397.4        299,452
Non-Qualified XV                           9.275      10.923             17.77%  (8             9,108.3         99,486
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit             Increase (Decrease)         Units
                                                 --------                 in Value of          Outstanding      Reserves
                                          Beginning     End of           Accumulation             at End         at End
                                           of Year       Year                Unit                of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                             $14.393     $15.509               7.75%                85,516.5   $  1,326,243
Non-Qualified V (0.75)                       14.527      15.731               8.29%               199,466.7      3,137,882
Non-Qualified VII                            14.320      15.405               7.58%               855,509.7     13,179,344
Non-Qualified VIII                           12.363      12.873               4.13%  (4)          221,988.1      2,857,737
Non-Qualified IX                             14.367      15.442               7.48%                 3,382.6         52,233
Non-Qualified X                              14.630      15.509               6.01%  (2)            5,158.4         80,000
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                              15.414      20.651              33.98%               217,309.5      4,487,701
Non-Qualified V (0.75)                       15.558      20.948              34.64%               244,106.5      5,113,454
Non-Qualified VII                            18.340      24.532              33.76%             2,097,548.1     51,456,280
Non-Qualified VIII                           15.094      17.461              15.68%  (4)          281,233.5      4,910,658
Non-Qualified IX                             15.386      20.562              33.64%                 4,444.5         91,388
Non-Qualified X                              15.414      20.651              33.98%                 1,027.9         21,226
Non-Qualified XIII                            7.907      10.938              38.33%  (9)          138,459.2      1,514,405
Non-Qualified XIV                             7.596      10.923              43.80%  (9)           35,759.3        390,592
Non-Qualified XV                              9.157      10.915              19.20%  (10)           6,648.3         72,569
Annuity contracts in payment period                                                                              1,585,189
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                              16.745      21.320              27.32%             1,069,704.4     22,805,969
Non-Qualified V (0.75)                       16.901      21.626              27.96%             1,346,456.7     29,118,282
Non-Qualified VII                            18.910      24.039              27.12%             7,196,142.1    172,985,648
Non-Qualified VIII                           16.509      17.358               5.14%  (4)          941,812.3     16,347,812
Non-Qualified IX                             16.714      21.228              27.01%                28,229.7        599,257
Non-Qualified X                              16.745      21.320              27.32%                45,970.7        980,091
Non-Qualified XIII                            7.245       9.576              32.17%  (9)           63,712.4        610,124
Non-Qualified XIV                             8.027       9.563              19.14%  (8)           39,601.7        378,723
Non-Qualified XV                              8.519       9.557              12.18%  (10)           7,974.3         76,209
Annuity contracts in payment period                                                                              3,724,747
--------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                             8.572       6.068             (29.21%)              247,857.1      1,509,423
--------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                              13.896      11.030             (20.62%)               89,735.0        989,787
Non-Qualified V (0.75)                       14.025      11.189             (20.22%)               92,175.0      1,031,313
Non-Qualified VII                            13.794      10.932             (20.75%)              174,370.9      1,906,192
Non-Qualified IX                             13.870      10.982             (20.82%)                  752.5          8,264
Non-Qualified X                              13.896      11.030             (20.62%)                1,753.1         19,337
--------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Non-Qualified VII                            13.030      14.432              10.76%             2,203,926.5     31,807,542
Non-Qualified VIII                           14.096      14.491               2.80%  (4)          400,395.8      5,802,076
Non-Qualified XIII                            9.712      10.171               4.73%  (10)          11,625.0        118,235
Non-Qualified XIV                             9.772      10.157               3.94%  (10)          12,838.2        130,398
Non-Qualified XV                              9.737      10.150               4.24%  (10)          27,534.1        279,477
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:
Non-Qualified VII                            10.207      10.860               6.40%               156,298.4      1,697,332
Non-Qualified VIII                           10.312      10.904               5.74%  (4)           29,054.9        316,806
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
Non-Qualified VII                            12.204      13.520              10.78%               659,693.3      8,919,034
Non-Qualified VIII                           14.076      13.556              (3.69%) (4)          211,732.4      2,870,164
Non-Qualified XIII                            7.289       9.362              28.44%  (9)              730.2          6,837
Non-Qualified XIV                             6.300       9.350              48.41%  (9)           12,608.6        117,886
Non-Qualified XV                              8.309       9.343              12.44%  (11)             406.9          3,802
--------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:
Non-Qualified V                              10.027      10.018              (0.09%) (4)            3,998.3         40,057
Non-Qualified V (0.75)                       10.004      10.053               0.49%  (6)            9,360.1         94,099
Non-Qualified VII                            11.539      12.982              12.51%               465,279.3      6,040,369
Non-Qualified VIII                           13.007      13.016               0.07%  (4)          113,574.5      1,478,339
Non-Qualified IX                              9.378      10.001               6.64%  (11)              23.7            237
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit             Increase (Decrease)           Units
                                                  --------                 in Value of            Outstanding      Reserves
                                             Beginning     End of         Accumulation              at End          at End
                                              of Year       Year              Unit                  of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:
Non-Qualified VII                         $  12.785   $  13.199                3.24%               2,014,343.2   $26,587,287
Non-Qualified VIII                           14.890      13.234              (11.12%) (4)            602,061.1     7,967,561
Non-Qualified XIII                            6.913       9.080               31.35%  (9)             27,241.3       247,342
Non-Qualified XIV                             6.647       9.067               36.41%  (9)             41,656.3       377,715
Non-Qualified XV                              8.449       9.061                7.24%  (10)             1,468.2        13,304
--------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Non-Qualified V                               9.952       9.895               (0.57%) (4)              3,006.1        29,745
Non-Qualified V (0.75)                       10.098       9.929               (1.67%) (6)                625.2         6,208
Non-Qualified VII                            10.764      10.921                1.46%                 890,900.1     9,729,448
Non-Qualified VIII                           11.084      10.950               (1.21%) (4)            254,861.2     2,790,663
Non-Qualified IX                              9.889       9.878               (0.11%) (11)                67.2           664
Non-Qualified XIII                            9.550       9.823                2.86%  (10)            21,480.1       211,003
Non-Qualified XIV                             9.566       9.810                2.55%  (9)             13,169.1       129,188
Non-Qualified XV                              9.768       9.803                0.36%  (11)                10.2           100
Annuity contracts in payment period                                                                                  201,581
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                              15.219      19.489               28.06%                 695,812.6    13,560,945
Non-Qualified V (0.75)                       15.361      19.769               28.70%                 562,096.7    11,112,279
Non-Qualified VII                            14.707      18.803               27.85%               5,270,772.3    99,108,417
Non-Qualified VIII                           12.011      12.761                6.24%  (4)            509,943.9     6,507,181
Non-Qualified IX                             15.192      19.405               27.73%                  13,060.2       253,436
Non-Qualified X                              15.219      19.489               28.06%                  11,330.3       220,821
Non-Qualified XIII                            7.999      10.371               29.65%  (9)             11,390.8       118,131
Non-Qualified XIV                             6.702      10.357               54.54%  (9)             13,509.1       139,910
Non-Qualified XV                              8.599      10.350               20.36%  (10)            12,479.0       129,154
Annuity contracts in payment period                                                                                  922,555
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                              12.744      15.481               21.48%                 605,270.9     9,370,125
Non-Qualified V (0.75)                       12.863      15.703               22.08%                 428,785.0     6,733,360
Non-Qualified VI                             10.761      13.080               21.55%                   8,187.8       107,093
Non-Qualified VII                            12.641      15.331               21.28%               4,136,850.6    63,421,168
Non-Qualified VIII                           10.102      10.532                4.26%  (4)            554,094.8     5,835,838
Non-Qualified IX                             12.721      15.414               21.17%                  21,363.0       329,290
Non-Qualified X                              12.744      15.481               21.48%                 148,963.1     2,306,080
Non-Qualified XI                             11.698      13.080               11.81%  (10)             2,353.6        30,784
Non-Qualified XIII                            8.805      10.113               14.86%  (10)             4,603.7        46,556
Non-Qualified XIV                             9.089      10.099               11.11%  (10)            36,362.5       367,223
Non-Qualified XV                              8.886      10.092               13.57%  (10)             6,259.4        63,170
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                              21.343      26.713               25.16%                 303,746.3     8,114,121
Non-Qualified V (0.75)                       21.541      27.097               25.79%                 167,064.5     4,526,964
Non-Qualified VII                            10.152      12.686               24.96%                 881,252.1    11,179,905
Non-Qualified VIII                           12.147      12.708                4.62%  (4)            214,289.8     2,723,123
Non-Qualified IX                             21.304      26.598               24.85%                   1,925.9        51,224
Non-Qualified X                              21.343      26.713               25.16%                   9,947.4       265,731
Non-Qualified XIII                            9.507      10.193                7.22%  (10)            10,086.1       102,811
Non-Qualified XIV                             9.302      10.180                9.44%  (10)             9,561.3        97,330
Non-Qualified XV                              9.421      10.173                7.98%  (11)               161.2         1,640
Annuity contracts in payment period                                                                                  903,680
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                              17.903      21.057               17.62%                 360,392.4     7,588,700
Non-Qualified V (0.75)                       18.070      21.359               18.20%                 257,953.3     5,509,651
Non-Qualified VII                             9.912      11.640               17.43%                 199,291.3     2,319,696
Non-Qualified VIII                           11.775      11.659               (0.99%) (4)            107,008.6     1,247,585
Non-Qualified IX                             17.870      20.966               17.33%                   5,411.2       113,451
Non-Qualified X                              17.903      21.057               17.62%                   5,244.9       110,442
Non-Qualified XIII                            8.553       9.248                8.13%  (10)            46,182.0       427,101
Non-Qualified XIV                             8.395       9.236               10.02%  (9)             25,859.7       238,833


Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                   Per Unit          Increase (Decrease)       Units
                                                   --------              in Value of        Outstanding      Reserves
                                             Beginning     End of        Accumulation          at End         at End
                                              of Year       Year             Unit             of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XV                             $  8.841    $  9.229           4.39%  (10)          2,367.5   $     21,851
Annuity contracts in payment period                                                                              18,946
---------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                14.400      18.146          26.01%              287,914.4      5,224,616
Non-Qualified V (0.75)                         14.534      18.407          26.65%              335,509.9      6,175,728
Non-Qualified VII                              18.343      23.078          25.81%            4,440,082.5    102,469,170
Non-Qualified VIII                             15.327      16.682           8.84%  (4)         272,321.4      4,542,742
Non-Qualified IX                               14.374      18.068          25.70%               16,259.0        293,769
Non-Qualified X                                14.400      18.146          26.01%                4,729.8         85,829
Annuity contracts in payment period                                                                              56,523
---------------------------------------------------------------------------------------------------------------------------------


Non-Qualified 1964        Individual contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V           Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans issued since August 28, 1992.

Non-Qualified VI          Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII         Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                          May 4, 1994.

Non-Qualified VIII        Certain individual Retirement Annuity contracts issued since May 1, 1998.

Non-Qualified IX          Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans having contract modifications effective April 7, 1997.

Non-Qualified X           Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans having contract modifications effective May 29, 1997.

Non-Qualified XI          Certain contracts previously valued under Non-Qualified VI having contract modifications effective May 29, 1997.

Non-Qualified XIII        Certain individual Retirement Annuity contracts issued since October 1, 1998.

Non-Qualified XIV         Certain individual Retirement Annuity contracts issued since September 1, 1998.

Non-Qualified XV          Certain individual Retirement Annuity contracts issued since September 1, 1998.

Notes to Condensed Financial Information:


 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies

   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

      Aetna Ascent VP                                          Fidelity Investments Variable Insurance
      Aetna Balanced VP                                        Products Fund II:
      Aetna Bond VP                                            o Asset Manager Portfolio
      Aetna Crossroads VP                                      o Contrafund Portfolio
      Aetna GET Fund, Series B                                 o Index 500 Portfolio
      Aetna GET Fund, Series C                                 o Investment Grade Bond Portfolio
      Aetna GET Fund, Series D                                 Insurance Management Series:
      Aetna Growth and Income VP                               o American Leaders Fund II
      Aetna Growth VP                                          o Equity Income Fund II
      Aetna High Yield VP                                      o Growth Strategies Fund II
      Aetna Index Plus Large Cap VP                            o High Income Bond Fund II
      Aetna Index Plus Mid Cap VP                              o International Equity Fund II
      Aetna Index Plus Small Cap VP                            o Prime Money Fund II
      Aetna International VP                                   o U.S. Government Securities Fund II
      Aetna Legacy VP                                          o Utility Fund II
      Aetna Money Market VP                                    Janus Aspen Series:
      Aetna Real Estate Securities VP                          o Aggressive Growth Portfolio
      Aetna Small Company VP                                   o Balanced Portfolio
      Aetna Value Opportunity VP                               o Flexible Income Portfolio
      AIM V.I. Funds:                                          o Growth Portfolio
      o Capital Appreciation Fund                              o Worldwide Growth Portfolio
      o Growth and Income Fund                                 Lexington Emerging Markets Fund
      o Growth Fund                                            Lexington Natural Resources Trust Fund
      o Value Fund                                             MFS Funds:
      Alger American Funds:                                    o Total Return Series
      o Balanced Portfolio                                     o Worldwide Government Series
      o Income & Growth Portfolio                              Oppenheimer Funds:
      o Leveraged AllCap Portfolio                             o Aggressive Growth Fund
      American Century Investments:                            o Global Securities Fund
      o Balanced Fund                                          o Growth & Income Fund
      o International Fund                                     o Strategic Bond Fund
      Calvert Social Balanced Portfolio                        Portfolio Partners, Inc. (PPI):
      Fidelity Investments Variable Insurance                  o PPI MFS Emerging Equities Portfolio
      Products Fund:                                           o PPI MFS Research Growth Portfolio
      o Equity-Income Portfolio                                o PPI MFS Value Equity Portfolio
      o Growth Portfolio                                       o PPI Scudder International Growth Portfolio
      o High Income Portfolio                                  o PPI T. Rowe Price Growth Equity Portfolio
      o Overseas Portfolio

Variable Annuity Account B

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and December 31, 1997 aggregated $2,351,952,353 and $1,555,519,398; $1,874,026,188 and
   $1,004,789,371, respectively.

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                Valuation         Proceeds          Cost of            Net
                                                                 Period             from          Investments       Realized
                                              Dividends        Deductions           Sales            Sold          Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent VP: (1)                       $1,192,999         ($314,522)       $6,202,187       $5,330,213         $871,974
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                     31,081,246        (2,098,681)       22,863,897       18,450,097        4,413,800
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                          5,276,463          (891,202)       45,551,245       43,538,269        2,012,976
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                    1,150,096          (357,408)        3,956,923        3,518,415          438,508
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series B:                   5,018,284          (317,102)        5,046,075        3,579,372        1,466,703
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series C:                   1,099,683          (125,657)        4,593,631        3,264,351        1,329,280
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series D:                     375,948           (91,506)            9,290            9,230               60
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)           194,648,930       (11,627,716)      149,305,243      120,221,169       29,084,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth VP: (6)                           57,222          (185,058)       12,683,460       13,031,327         (347,867)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna High Yield VP: (7)                       22,406              (865)           33,710           33,668               42
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (8)          3,829,668          (635,743)       17,517,599       14,396,635        3,120,964
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Mid Cap VP: (9)               18,437            (1,287)           73,979           81,147           (7,168)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Small Cap VP: (10)            38,562            (2,372)          124,787          157,822          (33,035)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna International VP: (11)                   78,439            (5,821)        5,370,639        5,420,699          (50,060)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (12)                       1,516,017          (403,303)        5,625,929        5,116,001          509,928
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (13)                 6,326,910        (1,717,493)      386,526,442      385,568,048          958,394
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Real Estate Securities VP: (14)          49,524            (4,403)          197,598          223,098          (25,500)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Small Company VP: (15)                  162,321          (180,527)       17,373,472       19,128,504       (1,755,032)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (16)              205,253          (172,485)        6,514,348        6,609,710          (95,362)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                        Net
            Gain (Loss)                     Net          Increase (Decrease)               Net Assets
            -----------                  Change in          In Net Assets                  ----------
   Beginning             End            Unrealized            from Unit           Beginning           End
    of Year            of Year          Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

    $1,034,430         ($204,552)       ($1,238,982)          $3,942,985
                                                                                $ 20,443,736     $ 24,898,190
------------------------------------------------------------------------------------------------------------------------------------
    21,131,758        13,657,518         (7,474,240)           6,148,805
                                                                                 150,761,384      176,154,146
                                                                                  12,080,737       18,758,905
------------------------------------------------------------------------------------------------------------------------------------
       781,718          (271,440)        (1,053,158)          12,050,394
                                                                                  69,236,488       85,100,187
                                                                                   3,681,984        5,213,758
------------------------------------------------------------------------------------------------------------------------------------
       704,161           455,992           (248,169)           8,303,550
                                                                                  20,250,904       28,289,880
                                                                                      69,721        1,317,322
------------------------------------------------------------------------------------------------------------------------------------
     6,194,743         3,285,620         (2,909,123)          (4,718,918)
                                                                                  20,859,924       19,399,768
------------------------------------------------------------------------------------------------------------------------------------
     2,144,550         2,432,614            288,064           (4,244,458)
                                                                                  10,929,107        9,276,019
------------------------------------------------------------------------------------------------------------------------------------
            0           (64,824)            (64,824)          89,687,448
                                                                                           0       89,907,126
------------------------------------------------------------------------------------------------------------------------------------
    67,675,837       (14,386,593)       (82,062,430)         (42,142,027)
                                                                                 892,006,381      955,586,320
                                                                                 130,876,769      155,197,661
------------------------------------------------------------------------------------------------------------------------------------
      (945,071)        4,054,739          4,999,810           21,924,027
                                                                                   3,210,344       28,467,187
                                                                                       8,566        1,199,857
------------------------------------------------------------------------------------------------------------------------------------
             0           (38,627)           (38,627)             247,430
                                                                                           0          230,386
------------------------------------------------------------------------------------------------------------------------------------
     1,342,384         9,544,413          8,202,029           44,321,436
                                                                                  28,074,705       85,248,495
                                                                                     165,083        1,829,647
------------------------------------------------------------------------------------------------------------------------------------
             0            25,068             25,068              340,695
                                                                                           0          375,745
------------------------------------------------------------------------------------------------------------------------------------
             0             8,264              8,264              958,381
                                                                                           0          969,800
------------------------------------------------------------------------------------------------------------------------------------
             0            (4,447)            (4,447)           1,512,822
                                                                                           0        1,528,847
                                                                                           0            2,086
------------------------------------------------------------------------------------------------------------------------------------
       556,022           230,393           (325,629)          13,863,127
                                                                                  18,710,015       32,331,905
                                                                                   1,284,593        2,822,843
------------------------------------------------------------------------------------------------------------------------------------
     1,429,868         1,434,703              4,835           19,490,597
                                                                                 124,939,137      149,772,871
                                                                                           0          229,509
------------------------------------------------------------------------------------------------------------------------------------
             0           (78,505)           (78,505)           1,040,421
                                                                                           0          965,259
                                                                                           0           16,278
------------------------------------------------------------------------------------------------------------------------------------
      (299,676)        1,188,423          1,488,099           12,670,750
                                                                                   6,059,783       18,295,242
                                                                                      47,346          197,498
------------------------------------------------------------------------------------------------------------------------------------
      (545,082)        1,733,031          2,278,113           12,561,099
                                                                                   3,912,594       18,689,212
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information of Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                            Valuation       Proceeds        Cost of          Net
                                                                              Period          from        Investments     Realized
                                                               Dividends    Deductions        Sales          Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Funds:
   Capital Appreciation Fund:                                      $4,806         ($202)       $14,985        $12,643        $2,342
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund:                                          2,713          (267)        23,669         19,935         3,734
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                                                     9,742          (211)        23,394         19,680         3,714
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Value Fund:                                                     25,024          (535)        56,171         51,027         5,144
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                            486,973       (82,216)     1,110,574        897,864       212,710
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Income & Growth Portfolio:                                   1,467,662      (206,029)     3,272,978      2,151,013     1,121,965
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                    631,832      (203,365)     4,222,156      3,043,959     1,178,197
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                 593,854       (65,789)       611,313        550,274        61,039
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                            390,912       (86,065)     1,137,750        894,619       243,131
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                             142,097       (14,682)       869,863        750,607       119,256
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     8,906,937    (2,144,267)    25,370,915     20,727,569     4,643,346
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                           11,278,163    (1,400,091)    22,592,809     17,208,859     5,383,950
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       4,692,207      (673,883)    14,109,054     14,587,749      (478,695)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                          1,031,834      (210,954)    48,431,460     47,643,577       787,883
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                     1,595,388      (233,627)     3,024,858      2,760,267       264,591
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        6,614,609    (1,728,721)    42,738,053     30,874,729    11,863,324
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         3,204,277    (1,496,826)    30,685,587     22,118,189     8,567,398
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               342,576       (87,927)     1,725,694      1,635,019        90,675
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)               Net Assets
          -----------                Change in          in Net Assets                  ----------
  Beginning           End            Unrealized           from Unit           Beginning           End
   of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

          $0          $19,720           $19,720             $272,126
                                                                                      $0         $298,792
------------------------------------------------------------------------------------------------------------------------------------
           0           17,765            17,765              197,613
                                                                                       0          221,558
------------------------------------------------------------------------------------------------------------------------------------
           0           12,342            12,342              271,273
                                                                                       0          296,860
------------------------------------------------------------------------------------------------------------------------------------
           0           22,553            22,553              651,784
                                                                                       0          703,970
------------------------------------------------------------------------------------------------------------------------------------

     691,602        1,582,996           891,394             (979,394)
                                                                               5,656,151        6,185,618
------------------------------------------------------------------------------------------------------------------------------------
   2,709,055        4,215,812         1,506,757           (2,575,078)
                                                                              14,148,460       15,463,737
------------------------------------------------------------------------------------------------------------------------------------
   1,540,243        6,533,437         4,993,194           (3,907,972)
                                                                              14,280,009       16,971,895
------------------------------------------------------------------------------------------------------------------------------------

     462,379          487,853            25,474             (525,510)
                                                                               4,643,230        4,732,298
------------------------------------------------------------------------------------------------------------------------------------
     361,821          743,148           381,327             (991,033)
                                                                               5,852,955        5,791,227
------------------------------------------------------------------------------------------------------------------------------------
      59,286           14,930           (44,356)             784,430
                                                                                 971,337        1,958,082
------------------------------------------------------------------------------------------------------------------------------------

  19,807,673       22,859,546         3,051,873           22,941,092
                                                                             138,709,740      176,108,721
------------------------------------------------------------------------------------------------------------------------------------
  14,584,513       33,940,400        19,355,887           23,497,310
                                                                              80,401,549      138,516,768
------------------------------------------------------------------------------------------------------------------------------------
   2,722,687       (4,425,686)       (7,148,373)          18,153,824
                                                                              35,217,837       49,328,098
                                                                                  68,542          503,361
------------------------------------------------------------------------------------------------------------------------------------
     460,930          669,980           209,050            3,064,387
                                                                              13,004,643       17,886,843
------------------------------------------------------------------------------------------------------------------------------------

   1,137,702        1,633,427           495,725            6,549,586
                                                                              11,743,075       20,414,738
------------------------------------------------------------------------------------------------------------------------------------
  18,201,832       35,201,475        16,999,643           21,398,116
                                                                             107,827,442      162,974,413
------------------------------------------------------------------------------------------------------------------------------------
  10,882,841       25,538,020        14,655,179           39,819,038
                                                                              76,986,772      141,735,838
------------------------------------------------------------------------------------------------------------------------------------
     387,160          478,048            90,888           (1,318,753)
                                                                               6,578,182        5,695,641
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                               Valuation       Proceeds       Cost of          Net
                                                                Period           from       Investments     Realized
                                               Dividends      Deductions         Sales          Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                  $7,998,351      ($1,792,801)    $11,978,535    $7,178,957    $4,799,578
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                        129,452         (351,981)      2,362,630     1,928,603       434,027
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                  1,440,579         (346,704)      2,791,762     2,071,376       720,386
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                   1,568,969         (734,892)      9,316,278     8,463,432       852,846
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                  19,289         (235,997)      1,956,908     1,482,907       474,001
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                          373,803         (110,555)      7,641,997     7,641,997             0
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:           228,386         (196,668)      3,851,945     3,576,274       275,671
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                            1,743,305         (392,083)      2,677,845     1,942,231       735,614
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (548,576)    107,425,514    96,362,874    11,062,640
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                         2,261,301         (641,284)      6,017,873     4,527,218     1,490,655
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                  1,033,461         (191,305)      3,727,543     3,410,925       316,618
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                           3,293,173         (683,049)     26,018,237    18,985,226     7,033,011
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                 8,111,689       (2,748,458)     78,479,604    56,933,615    21,545,989
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:              161,811          (28,458)        724,351     1,074,950      (350,599)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:       340,539          (62,444)      2,112,416     2,109,389         3,027
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Total Return Series:                          778,001         (405,501)      3,009,737     2,396,400       613,337
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                   17,379          (22,917)        739,420       740,555        (1,135)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Aggressive Growth Fund:                       152,035         (112,671)     86,439,393    86,664,887      (225,494)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                       387,530          (69,872)     10,919,054    11,293,037      (373,983)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                       1,054,695         (356,726)      4,266,733     4,140,441       126,292
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
           Gain (Loss)                   Net          Increase (Decrease)             Net Assets
           -----------                Change in          in Net Assets                ----------
   Beginning            End           Unrealized           from Unit           Beginning           End
    of Year           of Year        Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

  $30,111,589       $37,231,660       $7,120,071            ($524,859)
                                                                              $16,800,911     $134,398,144
                                                                                   48,751           51,858
------------------------------------------------------------------------------------------------------------------------------------
      911,406         3,973,133        3,061,727            5,452,240
                                                                               19,938,571       28,656,460
                                                                                        0            7,576
------------------------------------------------------------------------------------------------------------------------------------
    3,558,451         5,244,563        1,686,112            1,241,036
                                                                               22,709,106       27,450,515
------------------------------------------------------------------------------------------------------------------------------------
    3,763,082         2,714,767       (1,048,315)          (3,963,730)
                                                                               53,212,853       49,887,731
------------------------------------------------------------------------------------------------------------------------------------
      938,501         3,819,534        2,881,033              437,110
                                                                               13,946,028       17,521,464
------------------------------------------------------------------------------------------------------------------------------------
            0             2,223            2,223              271,362
                                                                                7,530,487        8,067,320
------------------------------------------------------------------------------------------------------------------------------------
      513,199         1,013,377          500,178            2,050,473
                                                                               13,196,784       16,054,824
------------------------------------------------------------------------------------------------------------------------------------
    5,801,015         7,053,257        1,252,242              695,668
                                                                               26,302,858       30,329,937
                                                                                        0            7,667
------------------------------------------------------------------------------------------------------------------------------------
    4,594,517         8,106,849        3,512,332            4,958,453
                                                                               38,383,925       57,368,774
------------------------------------------------------------------------------------------------------------------------------------
    3,462,858        15,241,071       11,778,213           26,193,826
                                                                               31,145,778       72,228,489
------------------------------------------------------------------------------------------------------------------------------------
      367,565           255,193         (112,372)           9,052,449
                                                                               10,534,588       20,633,439
------------------------------------------------------------------------------------------------------------------------------------
    5,764,208        12,281,148        6,516,940           12,764,560
                                                                               40,072,928       68,058,273
                                                                                  645,899        1,585,189
------------------------------------------------------------------------------------------------------------------------------------
   18,210,266        37,241,442       19,031,176           39,032,925
                                                                              160,658,096      243,902,115
                                                                                1,995,445        3,724,747
------------------------------------------------------------------------------------------------------------------------------------
     (709,548)       (1,196,659)        (487,111)            (619,636)
                                                                                2,833,416        1,509,423
 -----------------------------------------------------------------------------------------------------------------------------------
     177,872        (1,266,269)      (1,444,141)          (1,812,452)
                                                                                6,930,364        3,954,893
------------------------------------------------------------------------------------------------------------------------------------
    1,975,149         3,834,735        1,859,586           16,318,427
                                                                               18,973,878       38,137,728
------------------------------------------------------------------------------------------------------------------------------------
       (5,937)          102,292          108,229              588,288
                                                                                1,324,295        2,014,138
------------------------------------------------------------------------------------------------------------------------------------
      133,786         1,243,228        1,109,442            7,306,211
                                                                                3,688,200       11,917,723
------------------------------------------------------------------------------------------------------------------------------------
         (846)          786,005          786,851            4,241,638
                                                                                2,680,937        7,653,101
------------------------------------------------------------------------------------------------------------------------------------
      465,927          (435,824)        (901,751)          22,581,792
                                                                               12,688,907       35,193,209
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                  Valuation          Proceeds          Cost of              Net
                                                                    Period             from          Investments          Realized
                                                Dividends         Deductions          Sales             Sold             Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Strategic Bond Fund:                            $150,955         ($113,793)        $1,981,154        $2,006,416         ($25,262)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:             321,152        (1,493,640)        87,290,554        78,385,480        8,905,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                18,247        (1,021,049)        37,548,653        34,203,994        3,344,659
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                   34,159          (276,002)        13,051,497        11,621,475        1,430,022
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:       29,626          (167,735)       136,940,032       134,230,073        2,709,959
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:       576,750        (1,411,791)        16,657,996        15,110,779        1,547,217
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B            $325,794,651      ($42,285,760)    $1,555,519,398    $1,412,108,865     $143,410,533
====================================================================================================================================


(1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

(2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

(3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond VP.

(4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

(5) - Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

(6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

(7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

(8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

(9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) -Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) -Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) -Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) -Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(14) -Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) -Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) -Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

------------------------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                    Net
           Gain (Loss)                   Net         Increase (Decrease)                  Net Assets
           -----------                Change in         in Net Assets                     ----------
   Beginning            End           Unrealized          from Unit            Beginning              End
    of Year           of Year        Gain (Loss)        Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------------------

     ($21,173)          $47,663          $68,836          $9,925,163
                                                                                $3,092,701         $12,897,019
                                                                                         0             201,581
------------------------------------------------------------------------------------------------------------------------------------
     (753,832)       19,423,983       20,177,815           8,869,734
                                                                                94,796,247         131,150,274
                                                                                   496,447             922,555
------------------------------------------------------------------------------------------------------------------------------------
   (1,162,926)       11,016,482       12,179,408           8,222,292
                                                                                65,867,130          88,610,687
------------------------------------------------------------------------------------------------------------------------------------
      220,662         3,770,053        3,549,391           7,801,278
                                                                                15,049,606          27,062,849
                                                                                   378,075             903,680
------------------------------------------------------------------------------------------------------------------------------------
      195,427           863,502          668,075           1,706,168
                                                                                12,650,163          17,577,310
                                                                                         0              18,946
------------------------------------------------------------------------------------------------------------------------------------
    1,797,922        24,891,619       23,093,697           4,872,245
                                                                                90,170,258         118,791,854
                                                                                         0              56,523
------------------------------------------------------------------------------------------------------------------------------------
  $255,524,506     $349,806,583      $94,282,077        $512,924,064        $2,922,442,857      $3,956,568,422
====================================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                     $206,171,606      ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                   Net
           Gain (Loss)                   Net         Increase (Decrease)                Net Assets
           -----------                 Change in         In Net Assets                  -----------
    Beginning            End          Unrealized          from Unit           Beginning            End
     of Year           of Year       Gain (Loss)        Transactions           of Year           of Year
------------------------------------------------------------------------------------------------------------------------------------

   $59,979,314      $67,675,837      $7,696,523          $71,233,894
                                                                            $644,728,031      $892,006,381
                                                                              89,732,216       130,876,769
------------------------------------------------------------------------------------------------------------------------------------
       379,633          781,718         402,085           (1,964,060)
                                                                              66,534,546        69,236,488
                                                                               3,583,489         3,681,984
------------------------------------------------------------------------------------------------------------------------------------
      (540,607)       1,429,868       1,970,475           13,513,776
                                                                             106,781,998       124,939,137
------------------------------------------------------------------------------------------------------------------------------------
    15,114,435       21,131,758       6,017,323            7,591,834
                                                                             119,402,212       150,761,384
                                                                               7,942,484        12,080,737
------------------------------------------------------------------------------------------------------------------------------------
     4,487,610        6,194,743       1,707,133             (712,316)
                                                                              16,333,339        20,859,924
------------------------------------------------------------------------------------------------------------------------------------
       144,834        2,144,550       1,999,716             (532,193)
                                                                               9,281,276        10,929,107
------------------------------------------------------------------------------------------------------------------------------------
       276,453        1,034,430         757,977           12,596,284
                                                                               5,638,668        20,443,736
------------------------------------------------------------------------------------------------------------------------------------
       151,493          704,161         552,668           13,077,636
                                                                               5,295,700        20,250,904
                                                                                       0            69,721
------------------------------------------------------------------------------------------------------------------------------------
        46,576          556,022         509,446           12,197,969
                                                                               6,186,987        18,710,015
                                                                                       0         1,284,593
------------------------------------------------------------------------------------------------------------------------------------
             0         (545,082)       (545,082)           3,831,929
                                                                                       0         3,912,594
------------------------------------------------------------------------------------------------------------------------------------
             0         (945,071)       (945,071)           3,293,042
                                                                                       0         3,210,344
                                                                                       0             8,566
------------------------------------------------------------------------------------------------------------------------------------
        (4,046)       1,342,384       1,346,430           23,512,958
                                                                               1,985,372        28,074,705
                                                                                       0           165,083
------------------------------------------------------------------------------------------------------------------------------------
             0         (299,676)       (299,676)           6,028,520
                                                                                       0         6,059,783
                                                                                       0            47,346
------------------------------------------------------------------------------------------------------------------------------------
      (461,380)         691,602       1,152,982            1,032,718
                                                                               3,777,291         5,656,151
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                            Valuation       Proceeds        Cost of         Net
                                                                              Period          from        Investments    Realized
                                                               Dividends    Deductions        Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                         $506,477     ($685,927)  $ 78,591,434   $ 64,519,617  $ 14,071,817
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                   401,543      (156,768)     2,602,037      3,401,714      (799,677)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                          0      (196,601)     7,570,244      6,461,486     1,108,758
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                   350,028      (308,858)    49,795,194     45,404,313     4,390,881
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                          2,260,717      (722,118)   118,175,863    114,437,088     3,738,775
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                 199,265       (58,943)       704,536        619,119        85,417
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                 725,963      (365,809)    47,909,593     51,060,683    (3,151,090)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                            176,899       (85,324)     4,226,767      3,417,937       808,830
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                              67,562        (7,128)       212,241        199,799        12,442
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     7,870,976    (1,400,361)    17,887,517     15,251,625     2,635,892
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            2,159,319      (938,752)    10,659,015      9,711,716       947,299
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       1,270,071      (337,944)     4,857,948      4,277,783       580,165
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            863,493      (164,196)     5,725,552      5,116,905       608,647
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       761,827      (120,783)     1,009,159        904,890       104,269
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        1,931,363    (1,125,088)    13,933,668     10,543,199     3,390,469
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         1,159,193      (771,581)    17,678,295     13,392,232     4,286,063
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               277,920       (79,205)     1,100,211      1,085,995        14,216
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                Change in          In Net Assets                   ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
------------------------------------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
------------------------------------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
------------------------------------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
------------------------------------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
------------------------------------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
------------------------------------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
------------------------------------------------------------------------------------------------------------------------------------
      375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
------------------------------------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
------------------------------------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
------------------------------------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
------------------------------------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
------------------------------------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
------------------------------------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
------------------------------------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
------------------------------------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
------------------------------------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
        Net Unrealized                                     Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------                Change in          In Net Assets                  ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

 $8,810,467      $30,111,589       $21,301,122         $ 32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
------------------------------------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
------------------------------------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
------------------------------------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
------------------------------------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
------------------------------------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
------------------------------------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
------------------------------------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
------------------------------------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
------------------------------------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
------------------------------------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
------------------------------------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
------------------------------------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
------------------------------------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
------------------------------------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
------------------------------------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Valuation      Proceeds       Cost of          Net
                                                                   Period          from       Investments     Realized
                                                    Dividends    Deductions        Sales          Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   MFS Funds:
   Emerging Growth Series: (2)                            $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                    0       (273,185)    37,686,630     34,109,865     3,576,765
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                    0       (154,993)       689,861        564,440       125,421
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                       0        (19,996)     4,332,717      3,942,044       390,673
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                       15,502        (12,983)       124,845        123,607         1,238
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust -
   Growth Portfolio: (5)                             741,183        (92,357)    17,383,777     16,347,694     1,036,083
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                              0        (13,374)     8,964,190      9,092,515      (128,325)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                 0        (12,451)       850,938        802,777        48,161
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                              37,178        (35,759)       188,084        164,087        23,997
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                               84,234        (10,842)       122,739        121,006         1,733
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. PPI:
   PPI MFS Emerging Equities Portfolio:                    0       (120,211)    43,880,815     44,111,392      (230,577)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                      0        (82,490)    37,923,531     37,983,794       (60,263)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                         0        (16,913)     4,632,658      4,633,034          (376)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:             0        (12,760)       259,410        255,379         4,031
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                     0       (115,952)    33,484,569     33,491,822        (7,253)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                      275,557       (123,791)    16,445,650     14,417,831     2,027,819
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)            Net Assets
          -----------                 Change in          In Net Assets              ------------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------

   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
------------------------------------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
------------------------------------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
------------------------------------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
------------------------------------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
------------------------------------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
------------------------------------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
------------------------------------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
------------------------------------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
------------------------------------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
------------------------------------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
------------------------------------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
------------------------------------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
------------------------------------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
------------------------------------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
------------------------------------------------------------------------------------------------------------------------------------
  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B    $278,833,116     ($29,243,851)    $1,004,789,371    $933,728,508    $71,060,863
====================================================================================================================================

(1) - Effective November 28, 1997, this funds assets were transferred to the PPI
      T. Rowe Price Growth Equity Portfolio.

(2) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.

(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.

(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                       Net
            Gain (Loss)                     Net          Increase (Decrease)                Net Assets
            -----------                  Change in          In Net Assets                   ----------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------------------
   $122,191,053      $255,524,506      $133,333,453         $619,647,552        $1,848,811,724      $2,922,442,857
 ===================================================================================================================================

                         Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
 Owners of Variable Annuity Account B:



We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.




                /s/ KPMG LLP


Hartford, Connecticut
February 26, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                  Index to Consolidated Financial Statements


                                                                                  Page
                                                                                  ----
Independent Auditors' Report                                                       F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-3

   Consolidated Balance Sheets as of December 31, 1998 and 1997                    F-4

   Consolidated Statements of Changes in Shareholder's Equity For the Years
     Ended December 31, 1998, 1997 and 1996                                        F-5

   Consolidated Statements of Cash Flows for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-6

   Notes to Consolidated Financial Statements                                      F-7

                         Independent Auditors' Report



The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:


We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.




                                                              /s/ KPMG LLP




Hartford, Connecticut
February 3, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                   (millions)

                                                             Years Ended December 31,
                                                     ------------------------------------
                                                        1998         1997         1996
                                                     ----------   ----------   ----------
Revenue:
 Premiums                                             $   79.4     $   69.1     $   84.9
 Charges assessed against policyholders                  324.3        262.0        197.0
 Net investment income                                   877.6        878.8        852.6
 Net realized capital gains                               10.4         29.7         17.0
 Other income                                             29.6         38.3         43.6
                                                     ----------   ----------   ----------
  Total revenue                                        1,321.3      1,277.9      1,195.1
                                                     ----------   ----------   ----------
Benefits and expenses:
 Current and future benefits                             714.4        720.4        728.3
 Operating expenses                                      313.2        286.5        275.8
 Amortization of deferred policy acquisition costs       106.7         82.8         28.0
 Severance and facilities charges                           --           --         47.1
                                                     ----------   ----------   ----------
  Total benefits and expenses                          1,134.3      1,089.7      1,079.2
                                                     ----------   ----------   ----------
Income from continuing operations before
  income taxes                                           187.0        188.2        115.9

Income taxes                                              47.4         50.7         30.7
                                                     ----------   ----------   ----------
Income from continuing operations                        139.6        137.5         85.2
Discontinued Operations, net of tax
 Income from operations                                   61.8         67.8         55.9
 Gain on sale                                             59.0           --           --
                                                     ----------   ----------   ----------
Net income                                             $ 260.4      $ 205.3      $ 141.1
                                                     ==========   ==========   ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    December 31,    December 31,
                                                                        1998            1997
                                                                    ------------    ------------
                             Assets
Investments:
 Debt securities available for sale, at fair value,
  (amortized cost: $11,570.3 and $12,912.2)                          $12,067.2        $13,463.8
 Equity securities, at fair value,
  Nonredeemable preferred stock (cost: $202.6 and $131.7)                203.3            147.6
  Investment in affiliated mutual funds (cost: $96.8 and$78.1)           100.1             83.0
  Common stock (cost: $1.0 and $0.2)                                       2.0               .6
 Short-term investments                                                   47.9             95.6
 Mortgage loans                                                           12.7             12.8
 Policy loans                                                            292.2            469.6
                                                                    ------------    ------------
    Total investments                                                 12,725.4         14,273.0
Cash and cash equivalents                                                608.4            565.4
Short-term investments under securities loan agreement                   277.3               --
Accrued investment income                                                151.6            163.0
Premiums due and other receivables                                        46.7             51.9
Reinsurance recoverable                                                2,959.8             11.8
Deferred policy acquisition costs                                        864.0          1,654.6
Reinsurance loan to affiliate                                               --            397.2
Deferred tax asset                                                       120.6               --
Other assets                                                              66.6             46.8
Separate accounts assets                                              29,458.4         22,982.7
                                                                    ------------    ------------
    Total assets                                                     $47,278.8        $40,146.4
                                                                    ============    ============
                   Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                              $ 3,815.9        $ 3,763.7
 Unpaid claims and claim expenses                                         18.8             38.0
 Policyholders' funds left with the Company                           11,305.6         11,143.5
                                                                    ------------    ------------
    Total insurance reserve liabilities                               15,140.3         14,945.2
 Payables under securities loan agreement                                277.3               --
 Other liabilities                                                       793.2            312.8
 Income taxes:
  Current                                                                279.8             12.4
  Deferred                                                                  --             72.0
 Separate accounts liabilities                                        29,430.2         22,970.0
                                                                    ------------    ------------
    Total liabilities                                                 45,920.8         38,312.4
                                                                    ------------    ------------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized;
  55,000 shares issued and outstanding)                                    2.8              2.8
 Paid-in capital                                                         427.3            418.0
 Accumulated other comprehensive income                                  104.8             92.9
 Retained earnings                                                       823.1          1,320.3
                                                                    ------------    ------------
    Total shareholder's equity                                         1,358.0          1,834.0
                                                                    ------------    ------------
     Total liabilities and shareholder's equity                      $47,278.8        $40,146.4
                                                                    ============    ============

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                          Years Ended December 31,
                                                   --------------------------------------
                                                      1998          1997          1996
                                                   ----------    ----------    ----------
Shareholder's equity, beginning of year             $1,834.0      $1,609.5      $1,583.0

Comprehensive income
 Net income                                            260.4         205.3         141.1
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities
    ($18.2 million, $49.9 million and
    $(110.6) million, pretax, respectively)             11.9          32.4         (72.0)
                                                   ----------    ----------    ----------
Total comprehensive income                             272.3         237.7          69.1
                                                   ----------    ----------    ----------
Capital contributions                                    9.3            --          10.4

Other changes                                            1.4           4.1         (49.5)

Common stock dividends                                (759.0)        (17.3)         (3.5)
                                                   ----------    ----------    ----------
Shareholder's equity, end of year                   $1,358.0      $1,834.0      $1,609.5
                                                   ==========    ==========    ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                           ---------------------------------------
                                                                             1998           1997           1996
                                                                           ---------      ---------      ---------
Cash Flows from Operating Activities:
Net income                                                                 $   260.4      $   205.3      $   141.1
Adjustments to reconcile net income to net cash provided by
 (used for) operating activities:
 Net accretion of discount on investments                                      (29.5)         (66.4)         (68.0)
 Gain on sale of discontinued operations                                       (88.3)            --             --
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities and net realized capital
   gains before changes in assets and liabilities                              142.6          138.9           73.1
 Net realized capital gains                                                    (11.1)         (36.0)         (19.7)
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities before changes in assets
   and liabilities                                                             131.5          102.9           53.4
   Changes in assets and liabilities:
    Decrease (increase) in accrued investment income                            11.4           (4.0)          16.5
    (Increase) decrease in premiums due and other receivables                  (16.3)         (33.3)           1.6
    Decrease (increase) in policy loans                                        177.4          (70.3)         (60.7)
    Increase in deferred policy acquisition costs                             (117.3)        (139.3)        (174.0)
    Decrease in reinsurance loan to affiliate                                  397.2          231.1           27.2
    Net increase in universal life account balances                            122.9          157.1          146.6
    Decrease in other insurance reserve liabilities                            (41.8)        (120.3)        (114.9)
    Net (decrease) increase in other liabilities and other assets              (50.8)         (41.7)           3.1
    Increase (decrease) in income taxes                                        100.4          (31.4)         (26.7)
    Other, net                                                                    --             --            1.1
                                                                           ---------      ---------      ---------
    Net cash provided by (used for) operating activities                       714.6           50.8         (126.8)
                                                                           ---------      ---------      ---------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                         6,790.2        5,311.3        5,182.2
  Equity securities                                                            150.1          103.1          190.5
  Mortgage loans                                                                 0.3            0.2            8.7
  Life business                                                                966.5             --             --
 Investment maturities and collections of:
  Debt securities available for sale                                         1,290.3        1,212.7          885.2
  Short-term investments                                                       129.9           89.3           35.0
 Cost of investment purchases in:
  Debt securities available for sale                                        (6,701.4)      (6,732.8)      (6,534.3)
  Equity securities                                                           (125.7)        (113.3)        (118.1)
  Other investments                                                         (2,725.9)            --             --
 Short-term investments                                                        (81.9)        (149.9)         (54.7)
 Other, net                                                                       --             --          (17.6)
                                                                           ---------      ---------      ---------
    Net cash used for investing activities                                    (307.6)        (279.4)        (423.1)
                                                                           ---------      ---------      ---------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                     1,571.1        1,621.2        1,579.5
 Withdrawals of investment contracts                                        (1,393.1)      (1,256.3)      (1,146.2)
 Capital contribution to Separate Account                                         --          (25.0)            --
 Return of capital from Separate Account                                         1.7           12.3             --
 Capital contribution from HOLDCO                                                9.3             --           10.4
 Dividends paid to shareholder                                                (553.0)         (17.3)          (3.5)
                                                                           ---------      ---------      ---------
    Net cash (used for) provided by financing activities                      (364.0)         334.9          440.2
                                                                           ---------      ---------      ---------
Net increase (decrease) in cash and cash equivalents                            43.0          106.3         (109.7)
Cash and cash equivalents, beginning of year                                   565.4          459.1          568.8
                                                                           ---------      ---------      ---------
Cash and cash equivalents, end of year                                     $   608.4      $   565.4      $   459.1
                                                                           =========      =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                                    $    48.4      $    119.6     $    85.5
                                                                           =========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements


1. Summary of Significant Accounting Policies


   Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services in the United States. Prior to the sale of the domestic individual life insurance business on October 1, 1998, the Company had two business segments: financial services and individual life insurance. On October 1, 1998, the Company sold its domestic individual life insurance operations to Lincoln National Corporation ("Lincoln") and accordingly they are now classified as Discontinued Operations. (Refer to note 2)


   Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.


   Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.


   Basis of Presentation
   ---------------------


   The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARS"), whose ultimate parent is Aetna Inc. ("Aetna").


   The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.


   New Accounting Standards
   ------------------------


   Disclosures about Segments of an Enterprise and Related Information


   As of December 31, 1998, the Company adopted Financial Accounting Standard ("FAS") No. 131, Disclosures about Segments of an Enterprise and Related Information. This statement establishes standards for the reporting of information relating to operating segments. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). The adoption of this statement did not change the composition or the results of operations of any of the operating segments of the Company, which are consistent with the management approach.

1. Summary of Significant Accounting Policies (continued)


   Accounting for the Costs of Computer Software Developed and Obtained for Internal Use


   On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal use computer software (in process at, and subsequent to the adoption date) be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company amortizes these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The adoption of this statement resulted in a net after-tax increase to the results of operations of $6.5 million for the year ended December 31, 1998.


   Accounting for Transfers and Servicing of Financial Assets and
   Extinguishments of Liabilities


   In June 1996, the Financial Accounting Standards Board ("FASB") issued FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, that provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 was effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending were not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.


   Future Application of Accounting Standards
   ------------------------------------------


   Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That
     Do Not Transfer Insurance Risk


   In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position and results of operations.


   Accounting for Derivative Instruments and Hedging Activities


   In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of adoption of this statement and the potential effect on its financial position and results of operations.

1. Summary of Significant Accounting Policies (continued)


   Accounting by Insurance and Other Enterprises for Insurance-Related
   Assessments



   In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.


   Use of Estimates
   ----------------


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.



   Cash and Cash Equivalents
   -------------------------


   Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


   Investments
   -----------


   Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available-for-sale investments, other than amounts allocable to experience-rated contractholders, are reflected in shareholder's equity, net of related taxes.


   Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

   At December 31, 1998 and 1997, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $277.3 million and $385.1 million, respectively.


   Purchases and sales of debt and equity securities are recorded on the trade date.


   The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.


   Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.


   Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.


   The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 4.)


   Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.


   Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.


   Deferred Policy Acquisition Costs
   ---------------------------------


   Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), such costs are amortized over expected premium-paying periods (up to 20 years). For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), and certain annuity contracts,

1. Summary of Significant Accounting Policies (continued)

   such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 50 years for universal life and up to 20 years for certain annuity contracts). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.


   Insurance Reserve Liabilities
   -----------------------------


   Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Prior to the sale of the domestic individual life insurance business on October 1, 1998, (refer to note 2), reserves for universal life products were equal to cumulative deposits less withdrawals and charges plus credited interest thereon, plus (less) net realized capital gains (losses) (which were reflected through credited interest rates). These reserves also included unrealized capital gains (losses) related to FAS No. 115. As a result of the sale and transfer of assets supporting the business, reserves for universal life products will no longer include net realized capital gains (losses) and unrealized gains (losses) related to FAS No. 115 for the years ended December 31, 1998 and beyond.


   Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are for immediate annuities with life contingent-payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.


   Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.


   Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.00% to 8.10% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


   Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

1. Summary of Significant Accounting Policies (continued)


   Premiums, Charges Assessed Against Policyholders, Benefits and Expenses
   -----------------------------------------------------------------------


   For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.


   Separate Accounts
   -----------------


   Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in some cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected mutual funds not managed by the Company.


   As of December 31, 1998, Separate Accounts assets are carried at fair value. At December 31, 1998, unrealized gains of $10.0 million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. At December 31, 1997, Separate Account assets supporting the guaranteed interest option were carried at an amortized cost of $658.6 million (fair value $668.7 million). Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 8.10% in 1998 and 4.10% to 8.10% in 1997.


   Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

1. Summary of Significant Accounting Policies (continued)


   Reinsurance
   -----------


   The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. The majority of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1998 is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to Note 2)


   Income Taxes
   ------------


   The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


2. Discontinued Operations-Individual Life Insurance


   On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Insurance reserves ceded as of December 31, 1998 were $2.9 billion. Deferred policy acquisition costs related to the life policies of $907.9 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale, and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $58 million will be deferred and amortized over approximately 15 years (as profits in the book of business sold emerge). The remaining portion of the gain was recognized immediately in net income and was largely attributed to the sale of the domestic life insurance business for access to the agency sales force and brokerage distribution channel. The unamortized portion of the gain is presented in other liabilities on the Consolidated Balance Sheets.


   The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million, $620.4 million and $445.7 million for 1998, 1997 and 1996, respectively. Premiums ceded and reinsurance recoveries made in 1998 totaled $153.4 million and $57.7 million, respectively.

3. Investments


   Debt securities available for sale as of December 31, 1998 were as follows:



                                                                           Gross          Gross
                                                          Amortized      Unrealized     Unrealized        Fair
    1998 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------
    U.S. government and government agencies
     and authorities                                      $   718.9        $ 60.4          $ 0.2       $   779.1

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               615.2          29.8            4.1           640.9
      Financial                                             2,259.2          94.6            5.6         2,348.2
      Transportation/capital goods                            580.8          33.0            1.1           612.7
      Health care/consumer products                         1,328.2          69.8            4.8         1,393.2
      Natural resources                                       254.5           6.9            2.3           259.1
      Other corporate securities                              261.7           5.8            7.4           260.1
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        5,299.6         239.9           25.3         5,514.2
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            507.6          30.4           32.9           505.1
      Utilities                                               147.0          32.4             --           179.4
      Other                                                   511.2          14.9            1.8           524.3
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,165.8          77.7           34.7         1,208.8
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           671.9          38.4            2.9           707.4
      Collateralized mortgage obligations                   1,879.6         119.7           10.4         1,988.9
   --------------------------------------------------------------------------------------------------------------
    Total residential mortgage-backed securities            2,551.5         158.1           13.3         2,696.3
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,114.9          30.9            9.8         1,136.0

    Other asset-backed securities                             719.3          13.8            0.6           732.5
   --------------------------------------------------------------------------------------------------------------

 Total debt securities                                    $11,570.3        $580.8          $83.9       $12,067.2
   ==============================================================================================================

3. Investments (continued)


   Debt securities available for sale as of December 31, 1997 were as follows:



                                                                             Gross          Gross
                                                          Amortized      Unrealized     Unrealized       Fair
    1997 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------

    U.S. government and government agencies
     and authorities                                      $ 1,219.7        $ 74.0          $ 0.1       $ 1,293.6

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               521.3          23.5            0.9           543.9
      Financial                                             2,370.7          84.6            1.3         2,454.0
      Transportation & capital goods                          528.2          33.2            0.1           561.3
      Healthcare & consumer products                          728.5          27.0            2.6           752.9
      Natural resources                                       143.5           5.5             --           149.0
      Other corporate securities                              545.2          27.2            0.1           572.3
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        4,837.4         201.0            5.0         5,033.4
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            612.5          36.7           23.6           625.6
      Utilities                                               177.5          28.7             --           206.2
      Other                                                   857.9          27.7           42.8           842.8
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,647.9          93.1           66.4         1,674.6
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           784.4          71.3            2.0           853.7
      Collateralized mortgage obligations                   2,280.5         137.4            2.0         2,415.9
   --------------------------------------------------------------------------------------------------------------
     Total residential mortgage-backed securities           3,064.9         208.7            4.0         3,269.6
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,127.8          34.0            0.4         1,161.4

    Other asset-backed securities                           1,014.2          17.1            0.4         1,030.9
   --------------------------------------------------------------------------------------------------------------

    Total debt securities                                 $12,912.2        $627.9          $76.3       $13,463.8
   ==============================================================================================================

   At December 31, 1998 and 1997, net unrealized appreciation of $496.9 million and $551.6 million, respectively, on available-for-sale debt securities included $355.8 million and $429.3 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.


   The amortized cost and fair value of debt securities for the year ended December 31, 1998 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                               Amortized        Fair
        (Millions)                                Cost          Value
        ---------------------------------------------------------------
        Due to mature:
        One year or less                       $   553.5      $   554.6
        After one year through five years        2,619.7        2,692.4
        After five years through ten years       1,754.0        1,801.7
        After ten years                          2,257.4        2,453.7
        Mortgage-backed securities               3,666.4        3,832.3
        Other asset-backed securities              719.3          732.5
        ---------------------------------------------------------------
        Total                                  $11,570.3      $12,067.2
        ===============================================================

   At December 31, 1998 and 1997, debt securities carried at $8.8 million and $8.2 million, respectively, were on deposit as required by regulatory authorities.


   The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1998.


   Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:



                                                          1998                          1997
                                                 -----------------------       -----------------------
                                                    Fair       Amortized         Fair        Amortized
   (Millions)                                      Value          Cost           Value          Cost
-------------------------------------------------------------------------------------------------------

    Total residential CMOs (1)                   $ 1,988.9     $1,879.6        $ 2,415.9     $2,280.5
=======================================================================================================
    Percentage of total:
     Supporting experience rated  products            81.7%                         81.6%
     Supporting remaining products                    18.3%                         18.4%
-------------------------------------------------------------------------------------------------------
                                                     100.0%                        100.0%
=======================================================================================================

 (1) At December 31, 1998 and 1997, approximately 66% and 73%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

3. Investments (continued)


   There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1998 and 1997, approximately 2% and 4%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).


   Investments in equity securities available for sale as of December 31 were as follows:

    (Millions)                           1998        1997
   -------------------------------------------------------
    Amortized Cost                     $300.4      $210.0
    Gross unrealized gains               13.1        21.3
    Gross unrealized losses               8.1          .1
   -------------------------------------------------------
    Fair Value                         $305.4      $231.2
   =======================================================

4. Financial Instruments


   Estimated Fair Value
   --------------------


   The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1998 and 1997 were as follows:



                                              1998                       1997
                                      ---------------------      -----------------------
                                      Carrying       Fair        Carrying        Fair
(Millions)                             Value         Value        Value         Value
----------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                     $    12.7     $   12.3     $   12.8        $   12.4
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity             $ 1,063.9     $  984.3     $ 1,030.3       $1,005.4
   Without a fixed maturity           10,241.7      9,686.2      10,113.2        9,587.5
-----------------------------------------------------------------------------------------

   Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

   The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:


   Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.


   Investment contract liabilities (included in Policyholders' funds left with the Company):


   With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.


   Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.


   Off-Balance-Sheet and Other Financial Instruments
   -------------------------------------------------


   Futures Contracts:


   Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively.


   Warrants:


   Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1998 were $1.5 million, respectively. The carrying values and estimated fair values as of December 31, 1997 were $.6 million, respectively.

4. Financial Instruments (continued)

   Debt Instruments with Derivative Characteristics:


   The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1998 was as follows:



                                                         Amortized       Fair
    (Millions)                                               Cost        Value
   -----------------------------------------------------------------------------
    Residential collateralized mortgage obligations      $1,879.6      $1,988.9
     Principal-only strips (included above)                  20.2          24.0
     Interest-only strips (included above)                   17.3          18.0
    Other structured securities with derivative
     characteristics (1)                                     87.3          80.6
   -----------------------------------------------------------------------------

    (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.


5. Net Investment Income


   Sources of net investment income were as follows:

                                                1998        1997        1996
   ----------------------------------------------------------------------------
    Debt securities                            $ 798.8     $ 814.6     $ 805.3
    Nonredeemable preferred stock                 18.4        12.9         5.8
    Investment in affiliated mutual funds          6.6         3.8        10.8
    Mortgage loans                                 0.6         0.3         0.6
    Policy loans                                   7.2         5.7         6.4
    Reinsurance loan to affiliate                  2.3         5.5         9.3
    Cash equivalents                              44.6        38.8        27.1
    Other                                         16.7         9.5         1.8
   -----------------------------------------------------------------------------
    Gross investment income                      895.2       891.1       867.1
    Less: investment expenses                    (17.6)      (12.3)      (14.5)
   -----------------------------------------------------------------------------
    Net investment income                      $ 877.6     $ 878.8     $ 852.6
   =============================================================================

   Net investment income includes amounts allocable to experience rated contractholders of $655.6 million, $673.8 million and $649.5 million for the years ended December 31, 1998, 1997 and 1996, respectively. Interest credited to contractholders is included in current and future benefits.

6. Dividend Restrictions and Shareholder's Equity

   The Company paid $553.0 million and $17.3 million in cash dividends to HOLDCO in 1998 and 1997, respectively. Additionally, at December 31, 1998, the Company accrued $206.0 million in dividends. Of the $759.0 million dividends paid and accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.


   In January 1999, the accrued dividends of $206.0 million were paid by the Company to HOLDCO. Further dividends to be paid by the Company to HOLDCO during 1999 will need to be approved by the Insurance Department of the State of Connecticut (the "Department") prior to payment.


   The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $148.1 million, $80.5 million and $57.8 million for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory capital and surplus was $773.0 million and $778.7 million as of December 31, 1998 and 1997, respectively.


   As of December 31, 1998, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


7. Capital Gains and Losses on Investment Operations


   Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.


   Net realized capital gains on investments were as follows:



    (Millions)                                      1998       1997       1996
   ----------------------------------------------------------------------------
    Debt securities                                $ 7.4      $21.1      $ 9.5
    Equity securities                                3.0        8.6        7.5
   ----------------------------------------------------------------------------
    Pretax realized capital gains                  $10.4      $29.7      $17.0
   ============================================================================
    After-tax realized capital gains               $ 7.3      $19.2      $11.1
   ============================================================================

   Net realized capital gains of $15.0 million, $83.7 million and $52.5 million for 1998, 1997 and 1996, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains were $118.6 million and $120.1 million at December 31, 1998 and 1997, respectively.

7. Capital Gains and Losses on Investment Operations (continued)

   Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:



    (Millions)                              1998          1997          1996
   ----------------------------------------------------------------------------
    Proceeds on sales                     $6,790.2      $5,311.3      $5,182.2
    Gross gains                               98.8          23.8          22.1
    Gross losses                              91.4           2.7          12.6
   ----------------------------------------------------------------------------

   Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


    (Millions)                                          1998        1997        1996
   -----------------------------------------------------------------------------------
    Debt securities                                  $ 18.9      $44.3      $(100.1)
    Equity securities                                 (16.1)       5.6        (10.5)
    Other                                              15.4         --           --
   -----------------------------------------------------------------------------------
        Subtotal                                       18.2       49.9       (110.6)
    Increase (decrease) in deferred income taxes
      (Refer to note 8)                                 6.3       17.5        (38.6)
   -----------------------------------------------------------------------------------
    Net changes in accumulated other
      comprehensive income                           $ 11.9      $32.4      $ (72.0)
   ===================================================================================

   Net unrealized capital gains allocable to experience-rated contracts of $355.8 million at December 31, 1998 are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. At December 31, 1997, net unrealized capital gains of $356.7 million and $72.6 million at December 31, 1997 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

7. Capital Gains and Losses on Investment Operations (continued)


   Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience-rated contractholders, at December 31:



    (Millions)                                            1998      1997       1996
   ----------------------------------------------------------------------------------
    Debt securities:
     Gross unrealized capital gains                     $157.3     $140.6     $101.7
     Gross unrealized capital losses                     (16.2)     (18.4)     (23.8)
   ----------------------------------------------------------------------------------
                                                         141.1      122.2       77.9
   ----------------------------------------------------------------------------------
    Equity securities:
     Gross unrealized capital gains                       13.1       21.2       16.3
     Gross unrealized capital losses                      (8.1)      (0.1)      (0.8)
   ----------------------------------------------------------------------------------
                                                           5.0       21.1       15.5
   ----------------------------------------------------------------------------------
    Other:
     Gross unrealized capital gains                       17.1         --         --
     Gross unrealized capital losses                      (1.7)        --         --
   ----------------------------------------------------------------------------------
                                                          15.4         --         --
   ----------------------------------------------------------------------------------
    Deferred income taxes (Refer to note 8)               56.7       50.4       32.9
   ----------------------------------------------------------------------------------
    Net accumulated other comprehensive income          $104.8     $ 92.9     $ 60.5
   ==================================================================================

   Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:



   (Millions)                                           1998       1997         1996
   ----------------------------------------------------------------------------------
    Unrealized holding gains (losses) arising
      during the year (1)                               $38.3      $98.8       $(14.8)
    Less: reclassification adjustment for gains and
      other items included in net income (2)             26.4       66.4         57.2
   -----------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities        $11.9      $32.4       $(72.0)
   ===================================================================================

    (1) Pretax unrealized holding gains (losses) arising during the year were $58.8 million, $152.3 million and ($22.9) million for 1998, 1997 and 1996, respectively.
    (2) Pretax reclassification adjustments for gains and other items included in net income were $40.6 million, $102.4 million and $87.7 million for 1998, 1997 and 1996, respectively.

8. Income Taxes


   The Company is included in the consolidated federal income tax return, the combined returns of Connecticut and New York, and the Illinois unitary state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.


   Income taxes from continuing operations consist of the following:



    (Millions)                                    1998         1997         1996
   -------------------------------------------------------------------------------
    Current taxes (benefits):
     Federal                                     $ 246.4      $ 28.7      $ 30.0
     State                                           1.3         2.0         2.3
     Net realized capital gains                     16.8        39.1        24.4
   ------------------------------------------------------------------------------
                                                   264.5        69.8        56.7
   ------------------------------------------------------------------------------
    Deferred taxes (benefits):
     Federal                                      (203.2)        9.4        (7.6)
     Net realized capital (losses)                 (13.9)      (28.5)      (18.4)
   ------------------------------------------------------------------------------
                                                  (217.1)      (19.1)      (26.0)
   ------------------------------------------------------------------------------
      Total                                      $  47.4      $ 50.7      $ 30.7
   ==============================================================================

   Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



   (Millions)                                      1998        1997        1996
   ------------------------------------------------------------------------------
    Income from continuing operations before
      income taxes                                $187.0      $188.2      $115.9
    Tax rate                                        35%         35%         35%
    ------------------------------------------------------------------------------
    Application of the tax rate                     65.5        65.9        40.6
    Tax effect of:
     State income tax, net of federal benefit        0.9         1.3         1.5
     Excludable dividends                          (17.1)      (15.6)      (10.8)
     Other, net                                     (1.9)       (0.9)       (0.6)
   ------------------------------------------------------------------------------
      Income taxes                                $ 47.4      $ 50.7      $ 30.7
   ==============================================================================

8. Income Taxes (Continued)

   The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



    (Millions)                                           1998        1997
   ------------------------------------------------------------------------
    Deferred tax assets:
     Insurance reserves                                $ 324.1      $415.8
     Unrealized gains allocable to experience
      rated contracts                                    124.5       150.1
     Investment (gains) losses                            (0.3)        6.6
     Postretirement benefits other than pensions          26.0        26.3
     Deferred compensation                                38.6        31.2
     Restructuring charge                                  2.9         9.5
     Depreciation                                          1.7         3.9
     Sale of individual life                              48.9           -
     Other                                                16.0         8.8
   ------------------------------------------------------------------------
    Total gross assets                                   582.4       652.2
   ------------------------------------------------------------------------

    Deferred tax liabilities:
     Deferred policy acquisition costs                   272.7       515.6
     Market discount                                       4.5         5.1
     Net unrealized capital gains                        181.2       200.5
     Pension                                               3.9         3.6
     Other                                                (0.5)       (0.6)
   ------------------------------------------------------------------------
    Total gross liabilities                              461.8       724.2
   ------------------------------------------------------------------------
    Net deferred tax (asset) liability                 $(120.6)     $ 72.0
   ========================================================================

   Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1998 and 1997, no valuation allowances were required for unrealized capital gains and losses.


   Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.


   The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1998. This amount would be taxed only under certain conditions.

   No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.


   The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.


9. Benefit Plans


   Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $0.8 million, $2.7 million and $4.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.


   In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1998, 1997 and 1996 were $0.9 million, $2.7 million and $1.8 million, respectively.


   As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after-tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.


   The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.


   The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1998, 1997 and 1996 were $1.4 million, $0.6 million and $0.7 million, respectively.


   Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula,

 9. Benefit Plans (continued)


    which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on the Company's results of operations, liquidity or financial condition.


    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.7 million, $4.4 million and $5.4 million in 1998, 1997 and 1996, respectively.


    Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1998, 1997 and 1996, were $4.1 million, $2.9 million and $8.1 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1998, other changes in shareholder's equity include an additional increase of $0.7 million reflecting revisions to the allocation of the deferred tax benefit.


10. Related Party Transactions


    Investment Advisory and Other Fees
    ----------------------------------


    In February 1998 and May 1998, Aeltus Investment Management Inc. ("Aeltus"), an affiliate of the Company, assumed investment advisory services for Aetna managed mutual funds and variable funds (collectively, the Funds), respectively. In connection with that assumption of duties, Aeltus entered into participation agreements with the Company. Participation fees paid to the Company, from Aeltus, included in charges assessed against policyholders amounted to $26.9 million for 1998. Prior to assuming investment advisory services, Aeltus served as subadvisor to the Funds. Since August 1996, Aeltus has served as advisor for most of the Company's General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1998, 1997 and 1996, the Company paid $21.7 million, $45.5 million and $16.0 million, respectively, in such fees.


    Prior to February 1998 and May 1998, the Company served as investment advisor to the Funds. Under the advisory agreements, the funds paid the Company a daily fee which, on an annual basis, ranged,

10. Related Party Transactions (continued)


    depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders, amounted to $287.0 million, $271.2 million and $186.6 million in 1998, 1997 and 1996, respectively.


    Reinsurance Transactions
    ------------------------


    Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred and the loan previously established was reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) as of December 31, 1997 relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million as of December 31, 1997 and was based upon the fair value of the underlying assets.


    Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct domestic individual non-participating life insurance business was sold to Lincoln. (Refer to note 2).


    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $336.3 million, $176.7 million and $25.3 million and current and future benefits of $341.1 million, $183.9 million and $39.5 million, were assumed in 1998, 1997 and 1996, respectively. Investment income of $17.0 million, $37.5 million and $44.1 million was generated from the reinsurance loan to affiliate for the years ended December 31, 1998, 1997 and 1996, respectively.


    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million, $5.9 million and $5.2 million for 1998, 1997 and 1996, respectively. This agreement was terminated effective October 1, 1998.


    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly

10. Related Party Transactions (continued)


    renewable term basis. Premium amounts related to this agreement were $4.4 million and $0.7 million in 1998 and 1997, respectively. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.


    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $87.8 million and $32.5 million were maintained for this contract as of December 31, 1998 and 1997, respectively.


    Capital Transactions
    --------------------


    The Company received a capital contribution of $9.3 million and $10.4 million in cash from HOLDCO in 1998 and 1996, respectively. The Company received no capital contributions in 1997.


    The Company paid $553.0 million, $17.3 million and 3.5 million in cash dividends to HOLDCO in 1998, 1997 and 1996, respectively. Additionally, in 1998, the Company accrued $206.0 million in dividends. (Refer to Note 6)


    Other
    -----


    Premiums due and other receivables include $1.6 million and $37.0 million due from affiliates in 1998 and 1997, respectively. Other liabilities include $2.2 million and $1.2 million due to affiliates for 1998 and 1997, respectively.


    As of December 31, 1998, Aetna transferred to the Company $0.7 million based on its decision not to settle state tax liabilities for the years 1998 and 1997. The amount transferred as of December 31, 1997 was $2.5 million. This amount has been reported as an other change in retained earnings.


    Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.


11. Reinsurance


    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 2)


    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

11. Reinsurance (continued)


    The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.



                                                     Ceded to       Assumed
                                         Direct       Other       from Other      Net
     (Millions)                          Amount     Companies      Companies     Amount
    ------------------------------------------------------------------------------------

                  1998
                  ----
     Premiums:
      Discontinued Operations            $166.8       $165.4        $340.6       $342.0
      Accident and Health Insurance        16.3         16.3            --           --
      Annuities                            80.8          2.9           1.5         79.4
    ------------------------------------------------------------------------------------
       Total earned premiums             $263.9       $184.6        $342.1       $421.4
    ====================================================================================

                  1997
                  ----
     Premiums:
      Discontinued Operations            $ 35.7       $ 15.1        $177.4       $198.0
      Accident and Health Insurance         5.6          5.6            --           --
      Annuities                            67.9           --           1.2         69.1
    ------------------------------------------------------------------------------------
       Total earned premiums             $109.2       $ 20.7        $178.6       $267.1
    ====================================================================================

                  1996
                  ----
     Premiums:
      Discontinued Operations            $ 34.6       $ 11.2        $ 25.3       $ 48.7
      Accident and Health Insurance         6.3          6.3            --           --
      Annuities                            84.3           --           0.6         84.9
    ------------------------------------------------------------------------------------
       Total earned premiums             $125.2       $ 17.5        $ 25.9       $133.6
    ====================================================================================

12. Segment Information


    Prior to October 1, 1998, the Company's operations were reported through two major business segments: Financial Services and Individual Life Insurance (now Discontinued Operations). Summarized financial information for the Company's principal operations was as follows:



                                                    (4)            (4)
                                                 Financial     Discontinued
    1998 (Millions)                               Services      Operations       Other          Total
    ----------------------------------------------------------------------------------------------------
     Revenue from external customers            $   433.3              --            --       $   433.3
     Net investment income                          877.6              --            --           877.6
    ----------------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,310.9              --            --       $ 1,310.9
    ====================================================================================================
     Amortization of deferred policy
      acquisition costs                         $   106.7              --            --       $   106.7
    ----------------------------------------------------------------------------------------------------
     Income taxes                               $    57.7                       $ (10.3)      $    47.4
    ----------------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   151.5              --            --       $   151.5
     Unusual items (2)                                 --              --       $ (19.2)          (19.2)
     Realized capital gains, net of tax               7.3              --            --             7.3
    ----------------------------------------------------------------------------------------------------
     Income from continuing operations          $   158.8              --       $ (19.2)      $   139.6
     Discontinued operations, net of tax:
      Income from operations                           --        $   61.8            --            61.8
      Gain on sale                                     --            59.0            --            59.0
    ----------------------------------------------------------------------------------------------------
     Net income                                 $   158.8        $  120.8       $ (19.2)      $   260.4
    ====================================================================================================
     Segment assets                             $43,458.6        $3,820.2            --       $47,278.8
    ----------------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (3)            --              --       $   5.3       $     5.3
    ----------------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings include an after-tax severance benefit of $1.6 million and after-tax Year 2000 costs of $20.8 million.
     (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.
     (4) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

12. Segment Information (Continued)


                                                   (3)            (3)
                                                Financial     Discontinued
     1997 (Millions)                            Services       Operations     Other      Total
    ----------------------------------------------------------------------------------------------
     Revenue from external customers            $   369.4             --        --      $   369.4
     Net investment income                          878.8             --        --          878.8
    ----------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,248.2             --        --      $ 1,248.2
    ==============================================================================================
     Amortization of deferred policy
      acquisition costs                         $    82.8             --        --      $    82.8
    ----------------------------------------------------------------------------------------------
     Income taxes                               $    50.7             --        --      $    50.7
    ----------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   118.3             --        --      $   118.3
     Realized capital gains, net of tax              19.2             --        --           19.2
    ----------------------------------------------------------------------------------------------
     Income from continuing operations          $   137.5             --        --      $   137.5
     Discontinued Operations, net of tax:
      Income from operations                           --       $   67.8        --           67.8
    ----------------------------------------------------------------------------------------------
     Net Income                                 $   137.5       $   67.8        --      $   205.3
    ==============================================================================================
     Segment assets                             $36,638.8       $3,507.6        --      $40,146.4
    ----------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (2)            --             --      $9.6      $     9.6
    ----------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Expenditures for long-lived assets represents additions to property and equipment not allocable to business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

                                                        (3)            (3)
                                                     Financial     Discontinued
     1996 (Millions)                                  Services      Operations       Other        Total
    -----------------------------------------------------------------------------------------------------
     Revenue from external customers                 $  325.5            --             --      $  325.5
     Net investment income                              852.6            --             --         852.6
    -----------------------------------------------------------------------------------------------------
     Total revenue excluding realized capital
      gains                                          $1,178.1            --             --      $1,178.1
    =====================================================================================================
     Amortization of deferred policy acquisition
      costs                                          $   28.0            --             --      $   28.0
    -----------------------------------------------------------------------------------------------------
     Income taxes                                    $   35.6            --         $ (4.9)     $   30.7
    -----------------------------------------------------------------------------------------------------
     Operating earnings (losses) (1)                 $   83.2            --             --      $   83.2
     Unusual items (2)                                     --            --           (9.1)         (9.1)
     Realized capital gains, net of tax:                 11.1            --             --          11.1
    -----------------------------------------------------------------------------------------------------
     Income from continuing operations               $   94.3                       $ (9.1)     $   85.2
     Discontinued operations, net of tax
      Income from operations                               --         $55.9             --          55.9
    -----------------------------------------------------------------------------------------------------
     Net income (loss)                               $   94.3         $55.9         $ (9.1)     $  141.1
    =====================================================================================================

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings represent $9.1 million after-tax corporate facilities and severance charges not directly allocable to the business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)


13. Commitments and Contingent Liabilities


    Commitments
    -----------


    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1998 and 1997, the Company had commitments to purchase investments of $68.7 million and $38.7 million, respectively. The fair value of the investments at December 31, 1998 and 1997 approximated $68.9 million and $39.0 million, respectively.


    Litigation
    ----------


    The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI.75998-99                                         ALIAC Ed. May 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
     (a) Financial Statements:

         (1)      Included in Part A:

                  Condensed Financial Information

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account B:

                  -   Statement of Assets and Liabilities as of December 31,
                      1998

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997

                  - Condensed Financial Information for the year ended December 31, 1998

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  Financial Statements of the Depositor:

                  -   Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996

                  -   Consolidated Balance Sheets as of December 31, 1998 and
                      1997

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996

                  -   Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

         (4.1)    Variable Annuity Contract (IA-CDA-IA)(4)

         (4.2)    Variable Annuity Contract (I-CDA-HD)(5)

         (4.3)    Endorsement (EIGET-IC(R)) to Contracts IA-CDA-IA and
                  I-CDA-HD(6)

         (4.4)    Endorsement (EGET-99) to Contracts IA-CDA-IA and I-CDA-HD(7)

         (5)      Variable Annuity Contract Application (713.00.1(C))(8)

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(9)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(10)

         (7)      Not applicable

         (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

         (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(11)

         (8.3) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

         (8.4) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(11)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)

         (8.6) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.7) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(13)

         (8.8) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on

                  December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(5)

         (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.11) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(14)

         (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

         (8.13) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(15)

         (8.14) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

         (8.15) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(11)

         (8.16) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(16)

         (8.17) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(11)

         (8.18) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(16)

         (8.19) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

         (9)      Opinion and Consent of Counsel

         (10)     Consent of Independent Auditors

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(17)

         (14)     Not applicable

         (15.1)   Powers of Attorney(18)

         (15.2)   Authorizations for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75998), as filed on August 21, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-60477), as filed on April 15, 1996.

10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

13. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

16. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 17, 1998.

18. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*        Positions and Offices with Depositor
-----------------        ------------------------------------
Thomas J. McInerney      Director and President

Shaun P. Mathews         Director and Senior Vice President

Catherine H. Smith       Director, Chief Financial Officer and Senior Vice
                         President

Deborah Koltenuk         Vice President, Treasurer and Corporate Controller

Therese M. Squillacote   Vice President and Chief Compliance Officer

Kirk P. Wickman          Senior Vice President, General Counsel and Corporate
                         Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed on March 10, 1999.

Item 27. Number of Contract Owners

     As of February 28, 1999, there were 77,799 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made
pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made
(a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

        (1)                    (2)                     (3)                  (4)                 (5)
Name of                Net Underwriting        Compensation on
Principal               Discounts and           Redemption or          Brokerage
Underwriter              Commissions            Annuitization         Commissions        Compensation*
Aetna Life Insurance                              $684,000                                $42,930,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

       Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75998) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of April, 1999.

                            VARIABLE ANNUITY ACCOUNT B OF AETNA
                            LIFE INSURANCE AND ANNUITY COMPANY
                                (Registrant)

                     By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                (Depositor)

                     By:    Thomas J. McInerney*
                            -------------------------
                            Thomas J. McInerney
                            President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                      Date
---------                  -----                                      ----
Thomas J. McInerney*       Director and President                   )
-------------------------  (principal executive officer)            )
Thomas J. McInerney                                                 )
                                                                    )
                                                                    )
Shaun P. Mathews*           Director                                )  April
-------------------------                                           )
Shaun P. Mathews                                                    )  16, 1999
                                                                    )
                                                                    )
Catherine H. Smith*         Director and Chief Financial Officer    )
-------------------------                                           )
Catherine H. Smith                                                  )
                                                                    )
                                                                    )
Deborah Koltenuk*          Vice President, Treasurer and            )
-------------------------  Corporate Controller                     )
Deborah Koltenuk                                                    )

By:       /s/ J. Neil McMurdie
          ------------------------
              J. Neil McMurdie
             *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.         Exhibit
-----------         -------
99-B.9              Opinion and Consent of Counsel              ____________

99-B.10             Consent of Independent Auditors             ____________